Filed with the Securities and Exchange Commission on February 28, 2005


                                        1933 Act Registration File No. 333-13593
                                                      1940 Act File No. 811-7853

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


      Pre-Effective Amendment No. ____                  |_|

      Post-Effective Amendment No. 10                   |X|


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No. 12                               |X|

         (Check appropriate box or boxes.)

                         KALMAR POOLED INVESTMENT TRUST
               (Exact Name of Registrant as Specified in Charter)

                                BARLEY MILL HOUSE
                                3701 KENNETT PIKE
                              WILMINGTON, DE 19807
                    (Address of Principal Executive Offices)

                        with a copy of communications to:

                           Joseph V. Del Raso, Esquire
                               Pepper Hamilton LLP
                              3000 Two Logan Square
                               18th & Arch Streets
                             Philadelphia, PA 19103

       Registrant's Telephone Number, including Area Code: (302) 658-7575
                                                           --------------

                         FORD B. DRAPER, JR., PRESIDENT
                                BARLEY MILL HOUSE
                                3701 KENNETT PIKE
                              WILMINGTON, DE 19807
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)


      |_| immediately upon filing pursuant to paragraph (b)

      |_| on (date) pursuant to paragraph (b)

      |X| 60 days after filing pursuant to paragraph (a)(1)

      |_| on (date) pursuant to paragraph (a)(1)

      |_| 75 days after filing pursuant to paragraph (a)(2)

      |_| on (date) pursuant to paragraph (a)(2) of Rule 485.


If appropriate, check the following box:


      |_| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

KALMAR
POOLED
INVESTMENT
TRUST


KALMAR "GROWTH-WITH-VALUE" SMALL CAP FUND

                    KALMAR "GROWTH-WITH-VALUE" SMALL CAP FUND
                         PROSPECTUS DATED APRIL 29, 2005


This prospectus offers shares of the Kalmar "Growth-with-Value" Small Cap Fund. The Fund seeks long-term capital appreciation by investing in small capitalization companies. Using the adviser's purposefully integrated "Growth-with-Value" investment philosophy, the Fund invests in companies which the adviser believes have the potential for significant business growth and capital appreciation, yet whose stocks, at the time of purchase, are trading at undervalued prices in the public trading markets. The adviser believes that its "Growth-with-Value" investment philosophy of purchasing promising, growing companies that may also be undervalued can result in both lower risk and higher return when compared to many other small company investment strategies.

Please read this prospectus before investing, and keep it on file for future reference. It gives important information about this mutual fund, including information on investment policies, risks and fees.

LIKE ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION ("SEC"), NOR HAS THE SEC DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. IT IS A CRIMINAL OFFENSE TO SUGGEST OTHERWISE.

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                         KALMAR POOLED INVESTMENT TRUST
                                 PRIVACY POLICY

Protecting your privacy is important to Kalmar and our employees. As a result, we have always made maintaining your privacy a priority of ours. We are taking this opportunity to provide you with information on our policies regarding the collection, use, retention and security of nonpublic personal information.

                             INFORMATION WE COLLECT

We collect nonpublic personal information about you from applications or other account forms you complete, from your transactions with us, our affiliates or others and through transactions and conversations over the telephone.

                             INFORMATION WE DISCLOSE

We do not disclose information about you, or our former customers, to our affiliates or to service providers or other third parties except on the limited basis permitted by law. For example, we may disclose nonpublic information about you to third parties to assist us in servicing your account with us and to send transaction confirmations, annual reports, prospectuses and tax forms to you. We may also disclose nonpublic information about you to government entities in response to subpoenas.

                             OUR SECURITY PROCEDURES

To ensure the highest level of confidentiality and security, we maintain physical, electronic and procedural safeguards that comply with federal standards to guard your personal information. We also restrict access to your personal and account information to those employees who need to know that information to provide services to you.

This Privacy Policy is not part of this Prospectus.
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TABLE OF
CONTENTS


                                                                  PAGE
                                                                  ----
Investment and Performance Summary................................   3
Financial Highlights .............................................   7
Fund Performance..................................................   7
Additional Investment and Risk Information........................   9
Fund Management...................................................  11
Adviser's Performance Record......................................  12
Shareholder Information...........................................  13
Pricing of Fund Shares............................................  14
How to Purchase Shares............................................  14
How to Redeem Shares..............................................  16
Dividends & Distributions.........................................  18
Tax Consequences..................................................  18

INVESTMENT AND
PERFORMANCE
SUMMARY

                    KALMAR "GROWTH-WITH-VALUE" SMALL CAP FUND

INVESTMENT OBJECTIVE:

Long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES:

The Fund normally invests at least 80% of its assets in a broad range of common stocks of small capitalization companies. Small capitalization ("small cap") companies are small sized companies, which have total equity market capitalizations and/or company revenues of $2.0 billion or less at the time of investment. Using its "Growth-with-Value" investment philosophy, the Fund's adviser, Kalmar Investment Advisers ("Kalmar"), seeks to invest in companies that it believes have the potential for significant future business growth and capital appreciation, yet whose stocks, at the time of purchase, are also trading at prices that are undervalued in the public trading markets.

Kalmar's "Growth-with-Value" investment philosophy integrates what it believes to be the best elements of creative growth company investing, with discriminating value-seeking investment discipline, all with a view toward longer-term ownership of the "good growth businesses" underlying their stocks. In effect, Kalmar seeks to make investments in dynamic companies, capable of strong present and future growth, by offering solutions to real problems or innovative products and services to growing markets of substance. Yet importantly at the same time, Kalmar carefully seeks to buy such companies' stocks at inexpensive or undervalued prices. Kalmar does not speculate on "futuristic" developments that may not prove out, nor does it buy every other growth manager's favorite highly-valued "momentum stocks" that will live or die on each penny of the next quarter's earnings per share. Kalmar instead seeks to own dynamic, forward looking companies, but with a lower risk stock market approach to doing so.

This investment philosophy is primarily a fundamentals-driven approach, with the goal of fewer, better investment decisions, for longer holding periods and larger gains. Kalmar views its "Growth-with-Value" philosophy as a relatively conservative approach to small company investing. Kalmar also believes that this approach can result in both lower risk and higher rewards over the longer term when compared to the small company equity markets generally, or to the typical high-turnover "aggressive growth" or "emerging growth" investment styles of most other small cap investment managers. By investing with a longer-term focus, and thereby limiting trading and portfolio turnover, the Fund seeks to generate higher long-term returns, to limit transaction costs and to increase tax efficiency for its shareholders.

The Fund's research/portfolio management team uses an independent, hands-on, in-house-research driven approach to investment management decision-making. To identify solid, well managed, rapidly growing small cap companies that are worthy of investment, the Fund's portfolio managers perform traditional fundamental security analysis, screening and research, which is based on a given company's publicly available financial information, its and its industry's revenue and earnings track record and prospects. Complementing this, the team also employs in-depth business analysis to specifically evaluate a company's management and controls, profit model, technology, research and development pipeline, competitive positioning, growth strategy and dynamics. As essential aspects of this, the team engages in extensive and on-going management contact, inspects company facilities, and cross checks with customers, suppliers, competitors, as well as with industry trade groups, consultants and such other "experts" as it deems appropriate. The portfolio management team, of course, also attempts to utilize the best information provided by Wall Street analysts and strategists to complement its in-house research and investment management decision making.

As a central ingredient of its investment philosophy and investment selection process, Kalmar seeks to invest in promising smaller companies which meet its objectives for above average future business value growth, BUT which, at the time of investment have not yet been fully recognized and exploited by other institutional small company investors. Such companies may be followed by relatively few securities analysts, and, therefore, may be available for purchase at undervalued prices. By investing in such companies over the longer-term, the Fund's investors can benefit both from their vigorous potential earnings and business value growth and from the potential revaluation upward of their securities as their business success attracts larger numbers of additional investors and greater Wall Street sponsorship over time.

Investors should be aware that due to market factors such as appreciation and capital gains, a small cap company may appreciate to a mid or large cap company. The Fund may continue to hold the stock of such companies provided that it is consistent with the Fund's investment objective and strategies. As a result, investors should be aware that they may be making an investment in the Fund at a time when the Fund's securities have experienced gains and before sales have taken place, recycling the proceeds back into smaller capitalization companies. This is an ongoing, regular part of the portfolio management process.

PRINCIPAL RISKS:

o The Fund invests in common stocks which are subject to market, economic and business risks that will cause their prices to fluctuate over time. While common stocks have historically been a leading choice of long-term investors, stock prices may decline over short or even more extended periods. Therefore, the value of your investment in the Fund may fluctuate, sometimes rapidly and unpredictably, and you could lose money.

o A preponderant portion of the Fund's investments will be in small cap stocks. Investments in small cap stocks involve greater risks than investments in larger, more established companies, are more volatile, and may suffer significant losses. Further, the market for small cap stocks is generally less liquid than the markets for larger stocks, which can contribute to increased price volatility of small cap stocks.

o The Fund may be unable to achieve its investment objective due to the investment strategies employed by Kalmar.

INVESTOR PROFILE:

o The Fund may be appropriate for you if you want to focus on small cap stocks and are willing to ride out stock market fluctuations.

PERFORMANCE SUMMARY:

The bar chart below illustrates how the Fund's performance has varied over time and gives some indication of the risks of an investment in the Fund by showing changes in the Fund's performance for each full calendar year since the Fund commenced operations. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

                    KALMAR "GROWTH-WITH-VALUE" SMALL CAP FUND
                           CALENDAR YEAR TOTAL RETURN


1998              (7.66)%
1999               6.01%
2000              15.70%
2001               0.00%*
2002             (16.53)%
2003              43.54%
2004              12.81%

                   BEST QUARTER                 WORST QUARTER
             -------------------------    -------------------------
                      23.22%                      (20.59)%
                (December 31, 2001)         (September 30, 1998)


* The NAV for the Fund was unchanged for the calendar year 2001.

FOR MORE INFORMATION ABOUT PERFORMANCE SINCE THE FUND'S INCEPTION PLEASE SEE "FUND PERFORMANCE".


The table below shows how the Fund's average annual total returns for the past calendar year, the past five calendar years and since inception compare to those of the Russell 2000 Index (a widely recognized unmanaged index of small stocks) and the Lipper Small Cap Growth Index (an average of the total returns of certain funds designated by Lipper in the small cap growth category) for the same periods. This performance information provides some indication of the risks of investing in the Fund by showing how the Fund's average annual returns for one year, five years and the life of the Fund compare with those of a broad measure of market performance as well as an index of funds with similar investment objectives. This table assumes reinvestment of dividends and distributions. Past performance (before and after taxes) is not necessarily an indication of future results.



AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/04                       1 YEAR        5 YEARS    SINCE INCEPTION(4)
------------------------------------------                     ----------    -----------  ------------------
Kalmar "Growth-with-Value" Small Cap Fund
  Return Before Taxes ......................................     12.81%          9.36%          11.01%
  Return After Taxes on Distributions(1) ...................     12.28%          8.37%          10.14%
  Return After Taxes on Distributions and Sale of
     Shares(1) .............................................      9.04%          7.83%           9.43%
------------------------------------------------------------------------------------------------------------
Russell 2000 Index(2) (reflects no deduction for fees,
  expenses or taxes) .......................................     18.33%          6.61%           9.97%
Lipper Small Cap Growth Index(3) ...........................     10.79%         (1.51)%          8.62%


(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


(2) The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, and represents approximately 8% of the total market capitalization of the Russell 3000 Index.


(3) The Lipper Small Cap Growth Index is an average of the total returns reported by all mutual funds designated by Lipper, Inc. as falling into the small cap growth category. The index is calculated using a weighted average composite index formula which is rebased annually.


(4)   Fund inception date: April 11, 1997.

FEES AND EXPENSES OF THE FUND:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Maximum Sales Charge (Load) on Purchases......................   None
Maximum Deferred Sales Charge.................................   None
Maximum Sales Charge on Reinvested Dividends..................   None
Redemption Fee................................................   2.00%(1)
Exchange Fee..................................................   None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Management Fee................................................   1.00%
Distribution and Service (12b-1) Fees.........................   None
OTHER EXPENSES................................................   0.27%
--------------                                                   ----
Total Annual Fund Operating Expenses..........................   1.27%

(1) Effective August 1, 2005, the Fund will impose a 2% redemption fee. The redemption fee is calculated as a percentage of the amount redeemed and will be charged when you sell your shares within 90 days of purchase. The fee is retained by the Fund and withheld from redemption proceeds. For more details, see the "Shareholder Information" Section of this prospectus.


EXAMPLE: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.


The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

               1 YEAR      3 YEARS    5 YEARS     10 YEARS
               ------      -------    -------     --------
                $129        $403        $697       $1,534

FINANCIAL
HIGHLIGHTS


The financial highlights table is intended to help you understand the Fund's financial performance for the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). Information for the fiscal year ended December 31, 2004 has been audited by __________, whose report, along with the Fund's financial statements, is included in the Fund's Annual Report, which is available, without charge, upon request. Information for the fiscal years ended December 31, 2000, 2001, 2002 and 2003 was audited by other independent accountants.


FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR:


                                                                    FOR THE FISCAL YEARS ENDED
                                                                            DECEMBER 31,
                                                  ------------------------------------------------------------
                                                    2004         2003         2002         2001         2000
                                                    ----         ----         ----         ----         ----
Net asset value at beginning of year ..........     $14.80       $10.81       $12.95       $12.95       $13.41
                                                  ------------------------------------------------------------
INVESTMENT OPERATIONS
Net investment loss ...........................      (0.12)       (0.13)       (0.12)       (0.12)       (0.11)
Net realized and unrealized gain/(loss) on
  investments .................................       2.02         4.84        (2.02)        0.12         2.24
                                                  --------     --------     --------     --------     --------
      Total from investment operations ........       1.90         4.71        (2.14)          --         2.13
                                                  --------     --------     --------     --------     --------
DISTRIBUTIONS
From net realized gain/loss on investments ....      (0.53)       (0.72)          --           --        (2.59)
                                                  --------     --------     --------     --------     --------
      Total distributions .....................      (0.53)       (0.72)          --           --        (2.59)
                                                  --------     --------     --------     --------     --------
Net asset value at end of year ................     $16.17       $14.80       $10.81       $12.95       $12.95
                                                  --------     --------     --------     --------     --------
Total return ..................................      12.81%       43.54%      (16.53)%       0.00%       15.70%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
DATA:
Expenses to average net assets ................       1.27%        1.26%        1.23%        1.23%        1.22%
Net investment loss to average net assets .....      (0.90)%      (1.03)%      (1.03)%      (0.96)%      (0.82)%
Portfolio turnover rate .......................      23.05%       46.07%       40.50%       47.38%       63.67%
Net assets at end of year (000s omitted) ......   $373,933     $270,161     $170,059     $208,097     $213,943


FUND
PERFORMANCE


The following table and line graph show the Fund's performance for the period from April 11, 1997 (commencement of operations) through December 31, 2004 versus the Russell 2000 Index and the Lipper Small Cap Growth Index. The Russell 2000 Index is an unmanaged stock market index without any associated expenses, and the returns assume the reinvestment of all dividends. The Lipper Small Cap Growth Index is calculated using a weighted average composite index formula which is rebased annually. The Fund's past performance is not a prediction of future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

COMPARATIVE PERFORMANCE


                                                   INCEPTION TO DATE
      CUMULATIVE TOTAL RETURNS                     4/11/97 TO 12/31/04
      ------------------------                     -------------------
      Kalmar Small Cap Fund                              124.03%
      Russell 2000 Index                                 108.33%
      Lipper Small Cap Growth Index                      89.48%


KALMAR "GROWTH-WITH-VALUE" SMALL CAP FUND
GROWTH OF $10,000 VS. THE RUSSELL 2000 INDEX AND THE
LIPPER SMALL CAP GROWTH INDEX


      AVERAGE ANNUAL RETURNS            1 YEAR       5 YEARS    SINCE INCEPTION*
      ----------------------            ------       -------    ---------------
      Kalmar Small Cap Fund             12.81%        9.36%          11.01%
      Russell 2000 Index                18.33%        6.61%           9.97%
      Lipper Small Cap Growth Index     10.79%       (1.51)%          8.62%

* Fund inception date: April 11, 1997.


         KALMAR "GROWTH-WITH-VALUE" SMALL CAP FUND GROWTH OF $10,000 VS.
          THE RUSSELL 2000 INDEX AND THE LIPPER SMALL CAP GROWTH INDEX

                          [plot points for line graph]

                                  KALMAR SMALL    RUSSELL 2000  LIPPER SMALL CAP
                                    CAP FUND         INDEX        GROWTH INDEX
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
April 11, 1997 - Inception Date     $10,000         $10,000          $10,000
--------------------------------------------------------------------------------
June                                $12,040         $11,530          $11,756
--------------------------------------------------------------------------------
September                           $14,880         $13,246          $13,728
--------------------------------------------------------------------------------
December                            $14,635         $12,802          $12,562
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                  1998
--------------------------------------------------------------------------------
March                               $15,746         $14,090          $13,981
--------------------------------------------------------------------------------
June                                $14,891         $13,433          $13,470
--------------------------------------------------------------------------------
September                           $11,825         $10,727          $10,256
--------------------------------------------------------------------------------
December                            $13,513         $12,476          $12,683
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                  1999
--------------------------------------------------------------------------------
March                               $11,750         $11,799          $12,270
--------------------------------------------------------------------------------
June                                $13,513         $13,634          $14,019
--------------------------------------------------------------------------------
September                           $12,787         $12,772          $14,273
--------------------------------------------------------------------------------
December                            $14,324         $15,128          $20,440
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                  2000
--------------------------------------------------------------------------------
March                               $16,247         $16,200          $24,100
--------------------------------------------------------------------------------
June                                $17,176         $15,587          $22,810
--------------------------------------------------------------------------------
September                           $17,689         $15,760          $22,450
--------------------------------------------------------------------------------
December                            $16,573         $14,671          $18,754
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                  2001
--------------------------------------------------------------------------------
March                               $14,500         $13,717          $15,215
--------------------------------------------------------------------------------
June                                $16,701         $15,677          $17,751
--------------------------------------------------------------------------------
September                           $13,451         $12,417          $13,308
--------------------------------------------------------------------------------
December                            $16,573         $15,036          $16,322
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                  2002
--------------------------------------------------------------------------------
March                               $16,766         $15,635          $15,034
--------------------------------------------------------------------------------
June                                $15,883         $14,329          $13,917
--------------------------------------------------------------------------------
September                           $12,993         $11,262          $11,202
--------------------------------------------------------------------------------
December                            $13,835         $11,956          $11,813
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                  2003
--------------------------------------------------------------------------------
March                               $13,387         $11,419          $11,372
--------------------------------------------------------------------------------
June                                $15,883         $14,094          $14,028
--------------------------------------------------------------------------------
September                           $17,483         $15,273          $15,251
--------------------------------------------------------------------------------
December                            $19,859         $17,606          $17,102
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                  2004
--------------------------------------------------------------------------------
March                               $20,732         $18,708          $17,712
--------------------------------------------------------------------------------
June                                $21,081         $18,796          $17,688
--------------------------------------------------------------------------------
September                           $19,672         $18,259          $16,496
--------------------------------------------------------------------------------
December                            $22,403         $20,833          $18,948
--------------------------------------------------------------------------------


ADDITIONAL INVESTMENT
AND RISK INFORMATION

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

The Fund's investment objective is long-term capital appreciation. This investment objective may not be changed without shareholder approval.


Under normal market conditions, the Fund will invest at least 80% of its assets in the common stocks of small cap companies whose stock market capitalizations (total equity market value of outstanding shares) are $2 billion or less at the time of investment. Using its "Growth-with-Value" investment philosophy, Kalmar seeks to invest in companies that it believes have the potential for significant future business growth and capital appreciation, yet whose stocks, at the time of purchase, are also trading at prices that are undervalued in the public trading markets. Small cap growth companies often pay no dividends and, therefore, current income is not a factor in the selection of stocks. Capital appreciation is likely to be the main component of the Fund's return. Common stocks, in which the Fund primarily invests, represent an ownership interest in the issuer and entitle the holder to participate in any income and/or capital gains of the issuer by way of dividends and generally have voting rights.


ADDITIONAL INVESTMENT STRATEGIES

The Fund may also purchase investment grade securities with an equity component such as convertible preferred stock, debt securities convertible into or exchangeable for common stock and securities such as warrants or rights that are convertible into common stock if consistent with its long-term capital appreciation objective. A convertible security is a security that may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common or preferred stock. By investing in convertible securities, the Fund seeks to participate in the capital appreciation of the common stock into which the securities are convertible through the conversion feature. A warrant is a security that gives the holder the right, but not the obligation, to subscribe for newly created securities of the issuer or a related company at a fixed price either at a certain date or during a set period. Rights represent a preemptive right to purchase additional shares of stock at the time of new issuance, before stock is offered to the general public, so that the stockholder can retain the same percentage ownership in the company and mitigate any potential economic dilution after the new stock offering.

The Fund may, consistent with its objective, invest a portion of its total assets in equity securities of larger capitalization companies if Kalmar believes that suitable small company opportunities are not available or if such larger stocks have strong growth potential and meet Kalmar's "Growth-with-Value" criteria and investment discipline.

PORTFOLIO TURNOVER

Because of its longer-term investment philosophy, the Fund does not intend to engage in frequent trading tactics which could result in high portfolio turnover, less favorable tax consequences (i.e., a high proportion of short-term capital gains relative to long-term capital gains) or increased trading and brokerage expenses paid by the Fund. The Fund anticipates that its annual portfolio turnover rate should generally not exceed 75%, although it is impossible to predict portfolio turnover rates.

TEMPORARY DEFENSIVE POSITIONS

When adverse economic or market conditions occur, the Fund temporarily may invest up to 100% of its net assets in short-term, cash equivalent investments. The Fund may be unable to achieve its investment objective when taking a temporary defensive position. While reserving the right to make such strategic moves, Kalmar has not taken such an extreme position in its experience and generally believes in remaining fully invested.

RISK FACTORS

Investing in the Fund involves the following risks:

o MARKET RISK. Investments in common stocks in general are subject to market, economic and business risks that will cause their market value to fluctuate over time. Therefore, an investment in the Fund may be more suitable for long-term investors who can bear the risk of these fluctuations.

o SMALL COMPANY RISK. While securities of small cap companies may offer greater opportunity for capital appreciation than larger companies, investment in such companies presents greater risks than investment in larger, more established companies. Indeed, historically, small cap stocks have been more volatile in price than larger capitalization stocks. Among the reasons for the greater price volatility of these securities are the lower degree of liquidity in the markets for such stocks, and the potentially greater sensitivity of such small companies to changes in or failure of management, and in many other changes in competitive, business, industry and economic conditions, including risks associated with limited product lines, markets, management depth, or financial resources. Besides exhibiting greater volatility, small cap stocks may, to a degree, fluctuate independently of larger company stocks. Small cap stocks may decline in price as large company stocks rise, or rise in price as large company stocks decline. Investors should therefore expect that the price of the Fund's shares will be more volatile than the shares of a fund that invests in larger capitalization stocks. Additionally, while the markets in securities of small companies have grown rapidly in recent years, such securities may trade less frequently and in smaller volume than more widely held securities. The values of these securities may fluctuate more sharply than those of other securities, and the Fund may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices. There may be less publicly available information about the issuers of these securities or less market interest in such securities than in the case of larger companies, and it may take a longer period of time for the prices of such securities to reflect the full value of their issuers' underlying earnings potential or assets. The Fund should not be considered suitable for investors who are unable or unwilling to assume the risks of loss inherent in such a program, nor should investment in the Fund be considered a balanced or complete investment program.

o MANAGEMENT RISK. As with all mutual funds, the Fund is subject to the risk that an investment strategy used by Kalmar may fail to produce the intended result.

o OPPORTUNITY RISK. As with all mutual funds, the Fund is subject to the risk of missing out on an opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's Statement of Additional Information.


FUND
MANAGEMENT

INVESTMENT ADVISER


Kalmar Investment Advisers, located at 3701 Kennett Pike, Wilmington, Delaware 19807, serves as the investment adviser for the Fund. Kalmar manages the investments of the Fund according to the Fund's stated investment objective, philosophy and policies and subject to its limitations and restrictions. Kalmar makes the Fund's day-to-day investment decisions, selects brokers and dealers to execute portfolio transactions and generally manages the Fund's investments. As of December 31, 2004, Kalmar (and its affiliates) managed approximately $1.7 billion primarily in small capitalization stocks including separately managed accounts and the Fund. Kalmar's other clients include high net worth individuals and family trusts, corporations, pensions and profit-sharing plans and institutions such as endowments, foundations, hospitals and charitable institutions. Kalmar (and its affiliates) invest assets of their own profit-sharing plan in shares of the Fund, as do members of its investment team and other employees. As compensation for its services for the fiscal year ended December 31, 2004, the Fund paid Kalmar a monthly advisory fee at the annual rate of 1.00% of the Fund's average daily net assets.

PORTFOLIO MANAGEMENT TEAM

Kalmar is owned entirely by ten principals and Kalmar's founder, Ford B. Draper, Jr., who owns a majority interest in the firm. Kalmar utilizes a team approach in managing the Fund's portfolio with Mr. Draper, as chief investment officer, leading and supervising the research/portfolio management team. Listed below are the team members primarily responsible for managing the Fund along with their business experience. The Fund's Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of Fund Shares.

THE INVESTMENT COMMITTEE

The Adviser has an Investment Committee ("Committee") of portfolio managers and analysts dedicated to managing the Fund. The Committee meets regularly to review portfolio holdings and discuss purchase and sale activity. Committee members buy and sell securities for the Fund as they see fit, guided by the Funds investment objective and strategy.

The Committee members who are jointly and primarily responsible for the day-to-day management of the Fund are identified below.

FORD B. DRAPER, JR.

Mr. Draper is President, Chief Investment Officer, Portfolio Manager and Research Analyst of the Adviser. He has been an Investment Committee member since inception. Mr. Draper's primary responsibilities within the Investment Committee include research and portfolio analysis. Mr. Draper founded the Adviser in 1997. Mr. Draper is also President, Chief Investment Officer, Portfolio Manager and Research Analyst for the Fund.

DANA F. WALKER

Mr. Walker is a Portfolio Manager and Research Analyst of the Adviser. He has been an Investment Committee member since inception. Mr. Walker's primary responsibilities within the Investment Committee include research and portfolio analysis. Mr. Walker joined the Adviser in 1997. Mr. Walker is also Co-Portfolio Manager and Research Analyst for the Fund. He is a Charter Financial Analyst.

GREGORY A. HARTLEY

Mr. Hartley is a Portfolio Manager and Research Analyst of the Adviser. He has been an Investment Committee member since inception. Mr. Hartley's primary responsibilities within the Investment Committee include research and portfolio analysis. Mr. Hartley joined the Adviser in 1997. Mr. Hartley is also Co-Portfolio Manager and Research Analyst for the Fund. He is a Charter Financial Analyst.

The Fund's Statement of Additional Information provides additional information on the Investment Committee members primarily responsible for the Fund, including a description of their compensation, other accounts managed by the Committee members, and the Committee members' ownership of securities in the Fund.

ADVISER'S
PERFORMANCE
RECORD


Shown below is performance information for a composite of separate accounts managed by the Fund's portfolio management team. The performance data for the separate accounts is net of all fees and expenses. Use of the additional expenses of the Fund would have very modestly lowered the following separate account performance results. These accounts are managed with the same investment objective and "Growth-with-Value" investment philosophy, and are subject to substantially identical investment policies and techniques as those used by the Fund. This performance record reflects the activities of the Fund's portfolio managers for accounts which they manage at Kalmar Investments Inc. ("Kalmar Investments"), a registered advisory firm that is the sister company of the Fund's adviser. The results presented are not intended to predict or suggest the return to be experienced by the Fund or the return that an individual investor might achieve by investing in the Fund.

Among other reasons, the Fund's results may be different because of differences in fees and expenses, and because private accounts are not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the Investment Company Act of 1940, as amended (the "Investment Company Act") and the Internal Revenue Code of 1986, as amended, (the "Code"), which, if applicable, may have adversely affected the performance of such accounts. For performance data relating to the Fund, see "Performance Summary". Past performance results of similarly managed accounts are not indicative of the Fund's future performance.


           YEAR                 KALMAR           RUSSELL 2000          S&P 500
          ENDING             NET RETURN**        TOTAL RETURN       TOTAL RETURN
          ------             ------------        ------------       ------------
         12/31/04               13.59%              18.33%             10.92%
         12/31/03               43.20%              47.25%             28.62%
         12/31/02              (15.98)%            (20.48)%           (22.15)%
         12/31/01                1.00%              2.49%             (11.91)%
         12/31/00               18.16%             (3.02)%             (9.15)%
         12/31/99                6.62%              21.26%             21.03%
         12/31/98               (6.42)%            (2.55)%             28.57%
         12/31/97               36.08%              22.36%             33.34%
         12/31/96                6.72%              16.49%             22.99%
         12/31/95               25.05%              28.45%             37.54%
         12/31/94                3.01%             (1.82)%              1.30%
         12/31/93               21.31%              18.88%             10.06%
         12/31/92                8.87%              18.41%              7.62%
         12/31/91               65.52%              46.04%             30.45%
         12/31/90               (7.58)%            (19.48)%            (3.14)%
         12/31/89               38.42%              16.26%             31.65%
         12/31/88               23.58%              25.02%             16.57%
         12/31/87               (1.90)%            (8.80)%              5.22%
         12/31/86               28.14%              5.68%              18.70%
         12/31/85               33.98%              31.05%             31.76%
         12/31/84               (5.65)%            (7.30)%              6.26%
         12/31/83               37.76%              29.13%             22.56%
        12/31/82*               55.33%              39.80%             31.96%

     CUMULATIVE RETURN         KALMAR**         RUSSELL 2000           S&P 500
     -----------------         --------         ------------           -------
        22.5 Years
        1982*-2004             3,481.99%          1,387.63%           1,952.59%

   AVERAGE ANNUAL RETURN
        22.5 Years
        1982*-2004              17.24%             12.75%              14.37%


* FOR THE PERIOD 6/30/82 THROUGH 12/31/82.


** THE RESULTS SHOWN ABOVE: (1) REPRESENT A COMPOSITE OF ALL DISCRETIONARY, FEE PAYING, SEPARATE ACCOUNTS WITH SUBSTANTIALLY SIMILAR INVESTMENT OBJECTIVES, POLICIES AND STRATEGIES AND HAVE BEEN UNDER MANAGEMENT FOR AT LEAST SIX MONTHS;
(2) REFLECT THE REINVESTMENT OF ANY DIVIDENDS OR CAPITAL GAINS; AND (3) ARE SHOWN AFTER DEDUCTION OF ADVISORY, BROKERAGE OR OTHER EXPENSES (EXCLUDING FEES SUCH AS CUSTODY FEES WHICH ARE PAID SEPARATELY BY THE INVESTOR). CERTAIN INDIVIDUAL ACCOUNTS THAT ARE SUBJECT TO INVESTMENT RESTRICTIONS, TAX, INCOME OR OTHER SPECIAL CONSIDERATIONS THAT CONSTRAIN THE INVESTMENT PROCESS ARE EXCLUDED FROM THE COMPOSITE FIGURES SHOWN ABOVE. OTHERWISE, ALL SIMILARLY MANAGED ACCOUNTS HAVE BEEN INCLUDED IN COMPOSITE PERFORMANCE DATA.


SHAREHOLDER INFORMATION


The Fund is not designed to accommodate market timing or repetitive trading. "Market timing" is defined as effecting frequent trades into or out of a mutual fund in an effort to anticipate price movements. The Fund may restrict or refuse purchase or exchange orders by market timers or by those persons the Fund or the Distributor believe are engaging in similar trading activity. Market timing can adversely impact the ability of Kalmar to invest assets in an orderly manner, which in turn may adversely impact the expenses and the performance of the Fund. There is no guarantee that the Fund or its agents will be able to detect frequent trading activity or the shareholders engaged in such activity, or, if it is detected, to prevent its recurrence.

The Board of Trustees has adopted a policy designed to discourage frequent purchases and redemptions. All persons purchasing Fund shares (including shares held through an intermediary, including a broker, bank, investment adviser, recordkeeper, insurance company), who make more than one "round trip" (i.e., one purchase and one sale involving the Fund within any 90-day calendar period will violate the policy. Systematic purchases and redemptions and payroll contributions, withdrawals and loans by retirement plan participants are excluded from this policy.

REDEMPTION FEE. Effective August 1, 2005, the Fund will charge a redemption fee of 2% on proceeds from shares redeemed within 90 days following their acquisition. The redemption fee will be calculated as a percentage of the net asset value of total redemption proceeds. The fee will be paid to directly to the Fund and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the Fund.

The 2% redemption fee will not be charged on the following transactions: (1) Shares redeemed via a systematic withdrawal plan approved by the Adviser; (2) Shares redeemed through an automatic, nondiscretionary rebalancing or asset allocation program approved by the Adviser; (3) Shares purchased by the reinvestment of dividends and capital gain distributions; (4) Shares purchased with retirement plan participant contributions (e.g., payroll contributions);
(5) Shares redeemed as part of a retirement plan participant-directed distribution including, but not limited to, the following examples: death distributions, hardship withdrawals, loan withdrawals, Qualified Domestic Relations Orders (QDROs); (6) Shares redeemed as part of a retirement plan termination or restructuring; (7) Shares transferred from one retirement plan to another retirement plan in the same Fund; and (8) Shares redeemed by the Fund to cover various fees (e.g., fiduciary fees).

PRICING OF
FUND SHARES

The Fund's share price is based upon the net asset value of the Fund. The Fund's administrator and accounting agent, PFPC Inc. ("PFPC"), determines the net asset value per share as of the close of the regular trading session of the New York Stock Exchange (the "NYSE") which is normally 4:00 p.m., Eastern time, each day that the NYSE is open. The net asset value per share is determined by dividing the value of the Fund's securities, plus any cash and other assets, less all liabilities, by the number of shares outstanding.

An exchange-listed security is valued at its last sale price on that exchange on the day when the security is valued. In the absence of any sales on that day, the security is valued at the mean between the closing asked and bid quotations. An unlisted security that is quoted on the National Association of Securities Dealers' National Market System is valued at the official closing price reported on the National Market System on the day the security is valued. In the absence of any official closing price on that day, the security is valued at the mean between the closing asked and bid quotations. A security that is quoted on the NASDAQ Stock Market System, but that is not listed on the National Market System, is valued at the mean between the closing asked and bid quotations. An unlisted security that is not quoted on NASDAQ, and for which over-the-counter quotations are readily available, is valued at the mean between the closing asked and bid quotations in the over-the-counter market. Where market quotations are readily available, portfolio securities are valued based upon market quotations, provided those quotations adequately reflect, in the judgment of the Trust, the fair value of the security. Where those market quotations are not readily available, securities are valued based upon appraisals received from a pricing service using a computerized matrix system or based upon appraisals derived from information concerning the security or similar securities received from recognized dealers in those securities. All other securities and other assets are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

The Fund will value money market securities and debt obligations with less than sixty days remaining to maturity when acquired by the Fund on an amortized cost basis, excluding unrealized gains or losses thereon from the valuation. This is accomplished by valuing the security at cost and then assuming a constant amortization to maturity of any premium or discount from cost versus par value at maturity. If the Fund acquires a money market security with more than sixty days remaining to its maturity, it will be valued at current market value until the 60th day prior to maturity, and will then be valued on an amortized cost basis based upon the value on such date unless the Trustees determine during such 60-day period that this amortized cost value does not represent fair market value.

HOW TO
PURCHASE
SHARES

Shares of the Fund are offered without the imposition of any sales charges or distribution fees. However, certain broker-dealers or service agents may charge you transaction or other account fees for effecting transactions in Fund shares. The Fund's shares are offered at the net asset value per share next determined after the receipt by PFPC of a purchase request in good order and payment in proper form. Information on investing in the Fund is presented below, and any requests for applications, additional information or questions may be directed to PFPC at (800) 282-2319. The Fund and its agents reserve the right at any time to reject or cancel any part or all of any purchase order for any reason.

MINIMUM INVESTMENT. The minimum initial investment in the Fund is $10,000, and subsequent investments must total at least $1,000. The minimum initial investment requirement for qualified retirement accounts is $1,000 and there is no minimum for subsequent investments.

PURCHASE PRICE. Purchase orders for shares of the Fund, which are received in proper form by PFPC prior to the close of regular trading on the NYSE (currently 4:00 p.m., Eastern time) on any day that the Fund is open, are priced according to the net asset value per share determined on that day. Purchase orders received in proper form by PFPC after the close of the NYSE on a particular day are priced as of the time the net asset value per share is next determined.

IN-KIND PURCHASES. At the discretion of the Fund, you may be permitted to purchase Fund shares by transferring securities to the Fund that: (1) meet the Fund's investment objective and policies; (2) are acquired by the Fund for investment and not for resale purposes; and (3) are liquid securities which are not restricted as to transfer by agreement, law or liquidity of market. At the discretion of the Fund, the value of any such security (except U.S. Government Securities) being exchanged, together with other securities of the same issuer owned by the Fund, may not exceed 5% of the net assets of the Fund immediately after the transaction.

Securities transferred to the Fund will be valued in accordance with the same procedures used to determine the Fund's net asset value. All dividends, interests, subscription, or other rights pertaining to such securities shall become the property of the Fund and must be delivered to the Fund by you upon receipt from the issuer.

CUSTOMER IDENTIFICATION PROGRAM. The Fund is required to comply with various federal anti-money laundering laws and regulations. Consequently, the Fund may be required to "freeze" the account of an investor if the investor appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Fund may be required to transfer the account or proceeds of the account to a government agency. The Fund may also be required to reject a purchase payment, block an investor's account and consequently refuse to implement requests for transfers, withdrawals, surrenders or death benefits.

The Fund's agent, PFPC, will obtain, verify and record identifying information, which may include the name, street address, social security or taxpayer identification number or other identifying information for each investor who opens an account. PFPC may also ask to see a shareholder's driver's license or other identifying documents. The Fund and its agent, PFPC, will not be responsible for any loss resulting from an investor's delay in providing all required identifying information or from closing an account and redeeming an investor's shares when an investor's identity cannot be verified.

Purchases of shares may be made in one of the following ways:


o PURCHASES BY MAIL. You may purchase shares by sending a check drawn on a U.S. bank payable to the Kalmar "Growth-with-Value" Small Cap Fund, along with a completed shareholder application, to Kalmar "Growth-with-Value" Small Cap Fund, c/o PFPC Inc., P.O. Box 9831, Providence, RI 02940. A shareholder application sent by overnight mail should be sent to Kalmar "Growth-with-Value" Small Cap Fund, c/o PFPC Inc., 101 Sabin Street, Pawtucket, RI 02860-1427. If a subsequent investment is being made, you should use the purchase stub and return envelope from the most recent account statement and the check should also indicate your Fund account number.


o PURCHASES BY WIRE. To purchase shares by wiring federal funds, you must first notify PFPC by calling (800) 282-2319 to request an account number and furnish the Fund with a social security or taxpayer identification number. Following notification to PFPC, federal funds and registration instructions should be wired through the Federal Reserve System to:

PFPC INC.
C/O PNC BANK, N.A.
PHILADELPHIA, PA
DDA #86-0179-1174
ABA #031-000-053
ATTENTION: KALMAR "GROWTH-WITH-VALUE" SMALL CAP FUND, FURTHER CREDIT [SHAREHOLDER NAME AND ACCOUNT NUMBER]

For initial purchases by wire, a completed application with signature(s) of investor(s) must promptly be sent to PFPC at one of the addresses stated above under "Purchases By Mail." You should be aware that some banks may charge you a wire service fee.

o AUTOMATIC INVESTMENT PLAN. You may purchase Fund shares through an Automatic Investment Plan operated by the Fund. The Plan provides a convenient method by which you may have monies deducted directly from your checking, savings or bank money market accounts for investment in the Fund. Under the Plan, PFPC, at regular intervals, will automatically debit your bank account in an amount of $100 or more (subsequent to the $10,000 minimum initial investment), as specified by you. You may elect to invest the specified amount monthly, bimonthly, quarterly, semi-annually or annually. The purchase of Fund shares will be effected at the net asset value per share at the close of regular trading on the NYSE (currently 4:00 p.m., Eastern time) on or about the 20th day of the month. For further details about this service, refer to the Application accompanying this prospectus or call PFPC at (800) 282-2319.

RETIREMENT PLANS. Shares of the Fund are available for use in all types of tax-deferred retirement plans such as IRAs, employer-sponsored defined contribution plans (including 401(k) plans) and tax-sheltered custodial accounts described in Section 403(b)(7) of the Code. Qualified investors benefit from the tax-free compounding of income dividends and capital gains distributions. For more information, see "Retirement Plans" in the Fund's Statement of Additional Information. Application forms and brochures describing investments in the Fund for retirement plans can be obtained from PFPC by calling (800) 282-2319.

HOW TO
REDEEM
SHARES

You may redeem all or a portion of your shares without charge on any day that the Fund calculates its net asset value. See "Pricing of Fund Shares." Except as noted below, redemption requests received in good order by PFPC prior to the close of regular trading on the NYSE on any business day that the Fund calculates its per share net asset value, are effective at the net asset value per share determined that day. Redemption requests received in good order by PFPC after the close of the NYSE are effective as of the time the net asset value per share is next determined. Redemption proceeds are normally sent on the next business day following receipt by PFPC of redemption requests in good order, but under most circumstances not later than 7 days following such receipt, or as governed by law. Under certain circumstances, the Fund does reserve the right to make redemptions in portfolio securities rather than cash (see "In-Kind Redemption"). Redemption requests should be accompanied by the Fund's name and the shareholder's account number. Corporations, other organizations, trusts, fiduciaries and other institutional investors may be required to furnish certain additional documentation to authorize redemptions.

Delivery of the proceeds of a redemption of shares that were recently purchased and paid for by check may be delayed until the Fund determines that the Fund's custodian has completed collection of the purchase check which may take up to 10 days. Also, redemption requests for accounts for which purchases were made by wire may be delayed until the Fund receives a completed application for the account. The Board of Trustees may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted, (b) the NYSE is closed, (c) when an emergency exists and the Fund cannot sell its shares or accurately determine the value of its assets, or (d) if the SEC orders the Fund to suspend redemptions.

Shares may be redeemed in one of the following ways:

o REDEMPTION BY MAIL. Your written redemption request must (i) identify your account number, (ii) state the number of shares or dollar amount to be redeemed, and (iii) be signed by each registered owner exactly as the shares are registered. A redemption request for an amount in excess of $25,000, or for any amount if payment is to other than the shareholder of record, or if the proceeds are to be sent elsewhere than the address of record, must be accompanied by a signature guarantee by a guarantor institution that is acceptable to the Fund's transfer agent, such as a domestic bank or trust company, broker, dealer, clearing agency or savings association, participating in a signature guarantee program recognized by the Securities Transfer Association. The three recognized signature guarantee programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (MSP). Signature guarantees that are not part of these programs will not be accepted. A notarized signature is not sufficient. A signature and a signature guarantee are required for each person in whose name the account is registered. PFPC may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees and guardians. You should submit written redemption requests to Kalmar "Growth-with-Value" Small Cap Fund, c/o PFPC Inc., P.O. Box 9831, Providence, RI 02940. A redemption request sent by overnight mail should be sent to Kalmar "Growth-with-Value" Small Cap Fund, c/o PFPC Inc., 760 Moore Road, King of Prussia, PA 19406. A redemption request will not be deemed to be properly received until PFPC receives all required documents in proper form. Questions regarding the proper form for redemption requests should be directed to PFPC at
(800) 282-2319.

o REDEMPTION BY TELEPHONE. You may redeem shares by telephone by completing the telephone redemption section of the shareholder application which describes the telephone redemption procedures in more detail and requires certain information that will be used to identify the shareholder when a telephone redemption request is made. You may redeem by telephone amounts up to $50,000 by instructing PFPC at (800) 282-2319. In order to arrange for redemption by wire or telephone after an account has been opened, or to change the bank or account designated to receive redemption proceeds, you should send a written request to PFPC at the address listed above. A signature guarantee is required of all shareholders in order to change telephone redemption privileges. Neither the Fund nor any of its service contractors will be liable for any loss or expense in acting upon any telephone instructions that are reasonably believed to be genuine. In attempting to confirm that telephone instructions are genuine, the Fund will use such procedures as are considered reasonable, including requesting a shareholder to correctly state his or her Fund account number, the name in which his or her account is registered, the number of shares to be redeemed and certain other information necessary to identify the shareholder.

During times of drastic economic or market changes, the telephone redemption privilege may be difficult to implement. In the event that you are unable to reach PFPC by telephone, you may make a redemption request by mail. The Fund or PFPC reserves the right to refuse a wire or telephone redemption if it is believed advisable to do so. Procedures for redeeming Fund shares by wire or telephone may be modified or terminated at any time by the Fund.

WIRING OF REDEMPTION PROCEEDS. The Fund will wire redemption proceeds to a predesignated bank account at any commercial bank in the United States if the amount is $1,000 or more. The receiving bank may charge you a fee for this service. Amounts redeemed by wire are normally wired on the next business day after receipt of a redemption request in proper form (if received before the close of regular trading on the NYSE), but in no event later than five days following such receipt.

IN-KIND REDEMPTION. The Fund will satisfy redemption requests in cash to the extent feasible, so long as such payments would not, in the opinion of Kalmar or the Board of Trustees, result in the necessity of the Fund selling assets under adverse conditions and to the detriment of the Fund's remaining shareholders. Under circumstances in which it is deemed detrimental to the best interests of the Fund's shareholders to make redemption payments wholly in cash, the Fund may pay any portion of a redemption in excess of the lesser of $250,000 or 1% of the Fund's net assets (for any one shareholder over a 90-day period) by a distribution in kind of marketable securities in lieu of cash. Any portfolio securities paid or distributed in-kind would be valued as described under "Pricing of Fund Shares." In the event that the Fund makes an in-kind payment, you may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund. In-kind payments need not constitute a cross-section of the Fund's portfolio. Where a shareholder has requested redemption of all or a part of the shareholder's investment, and if the Fund completes such redemption in-kind, the Fund will not recognize gain or loss for federal tax purposes on the securities used to satisfy the redemption but the shareholder will recognize gain or loss equal to the difference between the fair market value of the securities received and the shareholder's basis in the Fund shares redeemed.

INVOLUNTARY REDEMPTION. The Fund reserves the right to redeem your account if it is inactive and worth less than the minimum initial investment when the account was established, currently $10,000. The Fund will advise you of its intention to redeem your account in writing at least sixty (60) days prior to effecting such redemption, during which time you may purchase additional shares in any amount necessary to bring the account back to the appropriate minimum amount. The Fund will not redeem your account if it is worth less than the appropriate minimum amount solely because of a market decline.

SYSTEMATIC WITHDRAWAL PLAN. If you own shares with a value of $10,000 or more, you may participate in the Systematic Withdrawal Plan. Under this Plan, you may automatically redeem a portion of your Fund shares monthly, quarterly, semiannually or annually. The minimum withdrawal available is $100. The redemption of Fund shares will be effected at net asset value at the close of the NYSE on or about the 25th day of the month at the frequency selected by you. If you expect to purchase additional Fund shares, it may not be to your advantage to participate in the Systematic Withdrawal Plan because contemporary purchases and redemptions may result in adverse tax consequences. For further details about this service, see the application or call PFPC at (800) 282-2319.

DIVIDENDS AND
DISTRIBUTIONS

The Fund intends to declare and pay annual dividends to its shareholders of substantially all of its net investment income, if any, earned during the year from its investments. The Fund will distribute net realized capital gains, if any, once each year. Reinvestment of dividends and distributions in additional shares of the Fund will be made at the net asset value determined on the ex date of the dividend or distribution unless you have elected in writing to receive dividends or distributions in cash. You may change an election by notifying PFPC in writing thirty (30) days prior to the record date. You may call PFPC for more information. Expenses of the Fund, including the advisory fee, are accrued each day. All shares of the Fund will share proportionately in the Fund's investment income and expenses.


TAX
CONSEQUENCES


As with any investment, you should consider how your Fund investment will be taxed. The tax information in this prospectus is provided as general information only and should not be considered as tax advice or relied on by an investor. You should consult your own tax professional concerning the various tax consequences of an investment in the Fund. Additional information on tax matters relating to the Fund and its shareholders is included in the Statement of Additional Information.

The Fund intends to qualify annually to be treated as a regulated investment company under the Code. As such, the Fund will not be subject to federal income or excise taxes on the earnings it distributes to shareholders provided the Fund satisfies certain requirements and restrictions of the Code.

Unless your investment in the Fund is through a tax-deferred retirement account, such as a 401(k) plan or IRA, you need to be aware of the possible tax consequences when:

--The Fund makes distributions; and

--You sell Fund shares.

When you open your Fund account, you should provide your social security or taxpayer identification number on your account registration form. By providing this information, you will avoid being subject to a federal backup withholding tax on taxable distributions and redemption proceeds.

TAXES ON DISTRIBUTIONS. The Fund anticipates that its distributions to shareholders will consist principally of capital gains rather than dividend or interest income. Distributions from the Fund to you are normally subject to federal, state, and local income tax when they are paid as ordinary income, whether you take them in cash or reinvest them in Fund shares. Any long-term capital gains distributions are taxable to you as long-term capital gains, no matter how long you have owned shares in the Fund. The Fund does not seek to realize any particular amount of capital gains during a year; rather, realized gains are a by-product of portfolio management activities. Consequently, capital gains distributions may be expected to vary considerably from year to year. Also, if you purchase shares in the Fund shortly before the record date for a capital gains distribution or a dividend, you will pay the full price for the shares and will receive some portion of the price back as a taxable distribution.

Corporations may be entitled to take a dividends received deduction for a portion of certain dividends they receive from the Fund subject to limitations and restrictions provided in the Code. Dividends that are declared in October, November or December, but not paid until the following January, will be treated for tax purposes as having been paid in December of the year of declaration.

Every January you will be sent a statement (IRS Form 1099-DIV) showing the taxable distributions paid to you in the previous year. The statement provides full information on your dividends for tax purposes.

TAXES ON SALES. A sale or redemption of your Fund shares normally is subject to federal, state, and local income tax, and may result in a taxable gain or loss to you. Any loss or gain incurred on a sale of the Fund's shares held for twelve months or more will be treated as a long-term capital loss or gain. Certain special rules apply to limit or reclassify losses or gains.

                    KALMAR "GROWTH-WITH-VALUE" SMALL CAP FUND

--------------------------------------------------------------------------------
SHAREHOLDER APPLICATION
--------------------------------------------------------------------------------

                                                  SEND COMPLETED APPLICATION TO:

KALMAR                 KALMAR "GROWTH-WITH-VALUE" SMALL CAP FUND
POOLED                 C/O PFPC INC.
INVESTMENT             P.O. BOX 9831
TRUST                  PROVIDENCE, RI 02940

                                               TO ACCESS OUR ONLINE APPLICATION:
                       WWW.KALMARINVESTMENTS.COM


                 You may also contact us by:
                 o  Phone:            1 (800) 282-2319
                 o  Overnight Mail:   Kalmar "Growth-with-Value" Small Cap Fund
                                      c/o PFPC Inc.
                                      101 Sabin Street
                                      Pawtucket, RI 02860-1427


---------------------------------------------------------------------------------------------------
1.    ACCOUNT REGISTRATION - PLEASE PRINT
---------------------------------------------------------------------------------------------------

|_|   INDIVIDUAL OR JOINT ACCOUNT


      ---------------------------------------------------------------------------------------------
      First name     Middle initial     Last name        Social Security Number       Date of Birth


      ---------------------------------------------------------------------------------------------
      First name     Middle initial     Last name        Social Security Number       Date of Birth
        JOINT OWNER(S) (JOINT OWNERSHIP MEANS "JOINT TENANTS WITH RIGHTS OF SURVIVORSHIP"
                                        UNLESS OTHERWISE SPECIFIED.)

===================================================================================================

|_|   GIFT/TRANSFER TO A MINOR

      ---------------------------------------------------------------------------------------------
      Name of Custodian - ONE ONLY   Custodian's Social Security Number   Custodian's date of birth

      As Custodian For
                      -----------------------------------------------------------------------------
                        Minor's Name                             Minor's date of birth

      Under the Uniform Gift/Transfer to Minors Act
                                                   ------------------------------------------------
                                                     State       Minor's Social Security Number

===================================================================================================

|_| TRUST     |_| CORPORATION     |_| PARTNERSHIP     |_| OTHER ENTITY     ____________ (Check One)

      ---------------------------------------------------------------------------------------------
      Name of Entity                                              Taxpayer Identification Number
      (Corporate Resolution/Partnership Agreement Required)

      ---------------------------------------------------------------------------------------------
      Name of each trustee   Date of birth of Trustee    Date of trust document
      (if any)                                           (must be completed for trust registration)

---------------------------------------------------------------------------------------------------
2.    ADDRESS
---------------------------------------------------------------------------------------------------

                                                           ACCOUNT HOLDER

      ---------------------------------------------------------------------------------------------
      Street Address (P.O Box acceptable if street address is given)        Daytime Phone
                                                                            (including Area Code)

      ---------------------------------------------------------------------------------------------
      City           State        Zip code                      Evening Phone (including Area Code)

      ---------------------------------------------------------------------------------------------
      |_| U.S. Citizen      |_| Resident Alien (Country)        |_| Non resident Alien (Country)

      ---------------------------------------------------------------------------------------------

      ---------------------------------------------------------------------------------------------
      THE USA PATRIOT ACT

      To help the government fight the funding of terrorism and money laundering activities, Federal
      Law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

      What this means to you: When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. This information will be verified to ensure the identity of all persons opening a mutual fund account. Until such verification is made, the Fund may temporarily limit additional share purchases. In addition, the Fund may limit additional share purchases or close an account if it is unable to verify a customer's identity. As required by law, the Fund may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.
      ---------------------------------------------------------------------------------------------

                  INTERESTED PARTY, DUPLICATE ACCOUNT STATEMENT


      ---------------------------------------------------------------------------------------------
      Number and Street                                           Telephone No. (Include Area Code)


      ---------------------------------------------------------------------------------------------

      Apartment, Floor or Room Number


      ---------------------------------------------------------------------------------------------
      City                               State                                  Zip code

---------------------------------------------------------------------------------------------------
3.    INITIAL INVESTMENT - MINIMUM $10,000
---------------------------------------------------------------------------------------------------

      Enclosed is a check payable to the Kalmar "Growth-with-Value" Small Cap Fund for $___________

      |_| By Federal Fund wire (please call (800) 282-2319 for instructions):


      ---------------------------------------------------------------------------------------------
      Name of Bank                                Wire Amount ($)                    Wire Date

---------------------------------------------------------------------------------------------------
4.    DISTRIBUTIONS
---------------------------------------------------------------------------------------------------

      All dividends and capital gains distributions will be automatically reinvested in additional shares at net asset value unless otherwise indicated by checking the box(es) below:

      |_| Dividends in cash    |_| Capital Gains in cash    |_| Dividends and Capital Gains in cash

      If dividends and capital gains distributions are distributed in cash, you have the option to receive such amounts either by direct deposit into your bank account or by check. Please check one box below.

      |_| Direct Deposit    |_| Check

      PLEASE ATTACH A VOIDED CHECK IF YOU CHOOSE DIRECT DEPOSIT.

---------------------------------------------------------------------------------------------------
5.    SIGNATURE AND TAX CERTIFICATIONS
---------------------------------------------------------------------------------------------------

      I have received and read the Prospectus for the Kalmar "Growth-with-Value" Small Cap Fund and agree to its terms; I am of legal age. I understand that investment in these shares involves investment risks, including possible loss of principal. If a corporate customer, I certify that appropriate corporate resolutions authorizing investment in the Kalmar
      "Growth-with-Value" Small Cap Fund have been duly adopted.

      By signing this form, I certify that the information provided is accurate and I acknowledge that the Kalmar "Growth-with-Value" Small Cap Fund will use this information to attempt to verify my identity. The Kalmar "Growth-with Value" Small Cap Fund is requesting a copy of the articles of incorporation, partnership document, trust agreement or other similar documents solely for the purpose of verifying my identity as required by federal law. The Kalmar
      "Growth-with-Value" Small Cap Fund is not assuming any responsibility for monitoring, maintaining, interpreting or enforcing any terms or provisions of those documents. All owners must sign.

      ---------------------------------------------------------------------------------------------
      1)    I certify under penalties of perjury that the Social Security number or taxpayer identification number is correct (or I am waiting for a taxpayer identification number to be issued to me); and

      2)    I certify under penalties of perjury that I am not subject to backup withholding because: (a) I am exempt from backup withholding, or (b) I have not been notified by the
            Internal Revenue Service (IRS) that I am subject to backup withholding as a result of a failure to report all interest or dividends, or (c) the IRS has notified me that I am no longer subject to backup withholding; and

      3)    I certify under penalties of perjury that I am a U.S. person (including a U.S. resident alien).

            The certifications above are required from all nonexempt persons to prevent backup withholding of 28% of all taxable distributions and gross redemption proceeds under the federal income tax law. Item 2 must be crossed out if you have been notified by the IRS that you are currently subject to backup withholding because you have failed to report all interest and dividends on your tax return.

                  The Internal Revenue Service does not require your consent to any provision of this document other than the certifications
                                    to avoid backup withholding.
      ---------------------------------------------------------------------------------------------


      ---------------------------------------------------------------------------------------------
      Signature                                                                  Date

      ---------------------------------------------------------------------------------------------
      Signature                                                                  Date

      Check one:   |_| Owner     |_| Trustee     |_|  Custodian     |_| Other   ___________________

---------------------------------------------------------------------------------------------------
6.    OPTIONAL SHAREHOLDER PRIVILEGES
---------------------------------------------------------------------------------------------------

                                 TELEPHONE REDEMPTION AUTHORIZATION

      I/We hereby authorize the use of cash transfers to effect redemptions of shares from my/our account according to telephone instructions from any one of the authorized signers listed in
      Section 6B and to send the proceeds to (CHECK ONE OR MORE OF THE FOLLOWING):

      |_|   My address of record as indicated in Section 2 (must be $50,000 or less and address must be established for a minimum of 60 days)

      |_|   My bank as designated below

      |_|   Wire proceeds to my bank via the Federal Funds Wire System (minimum $1,000) as designated below

      |_|   All of the above


      ---------------------------------------------------------------------------------------------
      Bank Name                                                         Bank Routing Transit #


      ---------------------------------------------------------------------------------------------
      Bank Account # (Checking/Savings)                                 Account Holder


      ---------------------------------------------------------------------------------------------
      Bank Address:         Street                    City              State           Zip

      PLEASE ATTACH A VOIDED CHECK OF THE BANK ACCOUNT DESIGNATED ABOVE.
      ------------------------------------------------------------------

      Telephone redemption by wire can be used only with financial institutions that are participants in the Federal Reserve Bank Wire System. If the financial institution you designate is not a Federal Reserve participant, telephone redemption proceeds will be mailed to the named financial institution. In either case, it may take a day or two, upon receipt for your financial institution to credit your bank account with the proceeds, depending on its internal crediting procedures.

===================================================================================================

            AUTOMATIC INVESTMENT PLAN - (SUBJECT TO THE $10,000 MINIMUM INITIAL PURCHASE)

      I hereby request that PFPC, the Fund's Transfer Agent, draw an automatic clearing house
      ("ACH") debit electronically on the bank checking account designated on a monthly basis and invest the amount collected in Kalmar "Growth-with-Value" Small Cap Fund shares. The shares are purchased on the same day that the Transfer Agent draws the debit, and a confirmation is sent to you.

      Mark one of your personal checks "VOID" and attach the voided check to this application. As soon as your bank accepts your authorization, debits will be generated and purchases of Kalmar
      "Growth-with-Value" Small Cap Fund shares will begin. Please note that your bank must be able to accept ACH transactions and/or may be a member of an ACH Association. The Fund cannot guarantee acceptance by your bank. Please allow one (1) month for processing of this automatic option before the first debit occurs.

Please begin Automatic Investment for me on _____________________________, 20____ and invest
$_______________ (minimum of $100) in shares of the Kalmar "Growth-with-Value" Small Cap Fund on the
20th of each month.


      ---------------------------------------------------------------------------------------------
      Name of Bank:

      ---------------------------------------------------------------------------------------------
      Bank Address:                                Bank Telephone #:

      ---------------------------------------------------------------------------------------------
      Signature of Depositor/Date:                 Signature of Joint Depositor (if any)/Date:

      I understand that my ACH debit will be dated on or about the 20th of the month specified. I agree that if such debit is not honored upon presentation, PFPC may discontinue this service without prior notice, and any purchase of Fund shares may be reversed. PFPC is under no obligation to notify the undersigned as to the nonpayment of any debit. I further understand that the net asset value of Kalmar "Growth-with-Value" Small Cap Fund shares at the time of reversal may be less than the net asset value on the day of the original purchase. PFPC is authorized to redeem sufficient additional full and fractional shares from my account to make up the deficiency. Automatic Investing may be discontinued by PFPC by written notice to the shareholder at least thirty (30) days prior to any payment date or by the investor by written notice to PFPC provided that the notice is received not later than ten (10) business days prior to the specified investment date.

===================================================================================================

  SYSTEMATIC WITHDRAWAL PLAN - (ACCOUNT BALANCES MUST BE GREATER THAN $10,000)

     Frequency of withdrawals (check one):  |_| monthly         |_| bi-monthly      |_| quarterly
                                            |_| semi-annually   |_| annually

      I/We authorize PFPC to make periodic redemptions of Kalmar "Growth-with-Value" Small Cap Fund shares as necessary to provide the payments indicated below.

      Method of Payment: (check one):  |_| Check   |_| Automatic Clearing House ("ACH") electronic
                                                       credit (SEE INSTRUCTIONS BELOW)

      If you have chosen the ACH credit option to your bank account, please mark one of your personal checks "VOID" and attach the voided check to this application. Please note that your bank must be able to accept ACH transactions and/or may be a member of an ACH Association. The
      Fund cannot guarantee acceptance by your bank.

      The first withdrawal is to be made about the 25th day of ___________________, 20___

      Amount of each withdrawal (minimum $100): $__________


      ---------------------------------------------------------------------------------------------
      Name of Bank:                                Bank Address:

      ---------------------------------------------------------------------------------------------
      Signature of Depositor/Date:                 Signature of Joint Depositor (if any)/Date:

      THIS APPLICATION MUST BE RECEIVED BY THE 10TH OF THE MONTH INDICATED TO BE
      BECOME EFFECTIVE FOR THAT MONTH.

                              FOR MORE INFORMATION

FOR INVESTORS WHO WANT MORE INFORMATION ABOUT THE FUND, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

ANNUAL/SEMI-ANNUAL REPORTS: Contain performance data and information on portfolio holdings and operating results for the Fund's most recently completed fiscal year or half-year. In the Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): Provides additional information and a more detailed description of the Fund's policies, investment restrictions, risks, and business structure. This prospectus incorporates the SAI by reference (legally the SAI is part of the prospectus).

Copies of these documents and answers to questions about the Fund may be obtained without charge by contacting:

Kalmar "Growth-with-Value" Small Cap Fund
c/o PFPC Inc.
P.O. Box 9831
Providence, Rhode Island  02940
(800) 282-2319
8:30 a.m. to 5:00 p.m. Eastern time


You may also obtain a copy of these documents without charge by visiting the Fund's website at WWW.KALMARINVESTMENTS.COM.

Information about the Fund (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Room of the SEC, Washington, DC 20549-0102 or by electronic request at the following e-mail address: publicinfo@sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the Fund are available on the SEC's EDGAR Database and may be viewed or downloaded from the SEC's Internet site at HTTP://WWW.SEC.GOV.


              FOR MORE INFORMATION ON OPENING A NEW ACCOUNT, MAKING
                    CHANGES TO EXISTING ACCOUNTS, PURCHASING
                OR REDEEMING SHARES, OR OTHER INVESTOR SERVICES,
                           PLEASE CALL (800) 282-2319.

          The investment company registration number for Kalmar Pooled
                         Investment Trust is 811-07853.

                               INVESTMENT ADVISER
                           KALMAR INVESTMENT ADVISERS
                                BARLEY MILL HOUSE
                                3701 KENNETT PIKE
                              WILMINGTON, DE 19807
                            WWW.KALMARINVESTMENTS.COM
                            -------------------------


                                   DISTRIBUTOR
                             PFPC DISTRIBUTORS, INC.
                                 760 MOORE ROAD
                            KING OF PRUSSIA, PA 19406

                              SHAREHOLDER SERVICES
                                    PFPC INC.
                                  P.O. BOX 9831
                              PROVIDENCE, RI 02940

                                    CUSTODIAN
                               PFPC TRUST COMPANY
                               THE EASTWICK CENTER
                             8800 TINICUM BOULEVARD
                             PHILADELPHIA, PA 19153

                                  LEGAL COUNSEL
                               PEPPER HAMILTON LLP
                              3000 TWO LOGAN SQUARE
                               18TH & ARCH STREETS
                           PHILADELPHIA, PA 19103-2799


                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


                                   ----------

                         KALMAR POOLED INVESTMENT TRUST
                                BARLEY MILL HOUSE
                                3701 KENNETT PIKE
                              WILMINGTON, DE 19807
                              (PHONE) 800-463-6670
                               (FAX) 302-658-7513
                            www.kalmarinvestments.com

                       STATEMENT OF ADDITIONAL INFORMATION
                              DATED APRIL 29, 2005

                         KALMAR POOLED INVESTMENT TRUST
        BARLEY MILL HOUSE, 3701 KENNETT PIKE, WILMINGTON, DELAWARE 19807
                                 (800) 463-6670


                    KALMAR "GROWTH-WITH-VALUE" SMALL CAP FUND


      This Statement of Additional Information ("SAI") is not a prospectus, but provides additional information that should be read in conjunction with the Kalmar "Growth-with-Value" Small Cap Fund's (the "Fund") prospectus dated April 29, 2005, and any supplements thereto ("Prospectus"). The Prospectus and any Annual or Semi-Annual Report to shareholders may be obtained without charge at the addresses and telephone numbers listed below. The audited financial statements for the Kalmar Pooled Investment Trust's (the "Trust") fiscal year ended December 31, 2004 are incorporated into this SAI by reference from the Trust's Annual Report.

           INVESTMENT ADVISER:                       UNDERWRITER:
        KALMAR INVESTMENT ADVISERS              PFPC DISTRIBUTORS, INC.
            Barley Mill House                       760 Moore Road
            3701 Kennett Pike                  King of Prussia, PA 19406
           Wilmington, DE 19807                     (610) 239-4590
              (800) 463-6670                        (800) 282-2319

                                TABLE OF CONTENTS


                                                                            PAGE
                                                                            ----

Kalmar Pooled Investment Trust...........................................     3

Investment Strategies....................................................     3

Investment Restrictions..................................................     9

Management...............................................................    10

Control Persons and Principal Holders of Securities......................    17

Service Providers........................................................    17

Portfolio Brokerage and Turnover.........................................    18

General Information......................................................    20

Purchase, Redemption & Pricing of Shares.................................    20

Taxation.................................................................    22

Financial Statements.....................................................    25

Appendix A...............................................................   A-1

Appendix B...............................................................   B-1

                         KALMAR POOLED INVESTMENT TRUST

FUND HISTORY AND CLASSIFICATION

The Fund is a series of the Trust, an open-end, diversified management investment company. The Trust is a Delaware statutory trust organized on September 30, 1996. Currently, the Fund is the only operating series of the Trust authorized and outstanding. The Fund commenced operations on April 11, 1997. Shares of the Fund are offered and sold on a no-load basis, without the imposition of sales or distribution charges. Kalmar Investment Advisers (the "Adviser") provides management and investment advisory services to the Fund.

                              INVESTMENT STRATEGIES

The Fund's investment objective is long-term capital appreciation. In seeking to achieve its investment objective, the Fund normally invests at least 80% of its assets in a broad range of common stocks of small capitalization companies. Small capitalization ("small cap") companies are small sized companies, which have total equity market capitalizations, and/or company revenues of $2.0 billion or less at the time of investment. Using its "Growth-with-Value" investment philosophy, the Adviser seeks to invest in companies which it believes have the potential for significant future business growth and capital appreciation, yet whose stocks, at the time of purchase, are also trading at prices that are undervalued in the public trading markets. This SAI contains further information concerning the techniques and strategies employed by the Adviser in managing the Fund, the types of securities in which the Fund may invest, the policies it will follow and the risks associated with the Fund's investment activities.

EQUITY SECURITIES

Equity securities include common stocks, preferred stocks, warrants, rights to acquire common or preferred stocks, and securities convertible into or exchangeable for common stocks. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value of the Fund to fluctuate.

CASH OR CASH EQUIVALENTS

Although the Fund intends to remain substantially fully invested, the Fund may invest its assets in cash or cash equivalents, during periods when excess cash is generated through purchases and sales of its shares, or when the Fund desires to hold cash to maintain liquidity for redemptions or pending investments in suitable securities. There also may be times when economic or market conditions are such that the Adviser deems a temporary defensive position to be appropriate, during which the Fund may invest up to 100% of its net assets in the types of short-term, cash equivalent investments described below.

The Fund may invest in short-term debt securities, including time deposits, certificates of deposit or bankers' acceptances issued by commercial banks or savings and loan associations meeting certain qualifications. The Fund also may purchase commercial paper rated A-1 or A-2 by Standard & Poor's Ratings Service ("S&P") or Prime-1 or Prime-2 by Moody's Investors Service, Inc. ("Moody's"), or, if not rated, issued by a corporation having an outstanding unsecured debt issue rated high-grade (A or better by S&P or by Moody's); and may invest in short-term corporate obligations rated high-grade (A or better by S&P or Moody's).

The Fund may purchase U.S. Government obligations including bills, notes, bonds and other debt securities issued by the U.S. Treasury; and may invest in U.S. Government agency securities issued or also guaranteed by U.S. Government sponsored instrumentalities and federal agencies. The Fund may also invest in repurchase agreements collateralized by the cash equivalent securities listed above.

CONVERTIBLE SECURITIES

Traditional convertible securities include corporate bonds, notes and preferred stocks that may be converted into or exchanged for common stock, and other securities that also provide an opportunity for equity participation. These securities are generally convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security). As with other fixed income securities, the price of a convertible security generally rises when interest rates decline, and vice versa. While providing a fixed-income stream (generally higher in yield than the income derivable from a common stock but lower than that afforded by a non-convertible debt security), a convertible security also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. As the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible security tends to rise as a reflection of the value of the underlying common stock. To obtain such a higher yield, the Fund may be required to pay for a convertible security an amount in excess of the value of the underlying common stock. Common stock acquired by the Fund upon conversion of a convertible security will generally be held for as long as the Adviser anticipates such stock will provide the Fund with opportunities which are consistent with the Fund's investment objectives and policies.

WHEN ISSUED SECURITIES, DELAYED DELIVERY SECURITIES AND FORWARD COMMITMENTS

The Fund may enter into forward commitments for the purchase or sale of securities, including on a "when issued" or "delayed delivery" basis in excess of customary settlement periods for the type of security involved. In some cases, a forward commitment may be conditioned upon the occurrence of a subsequent event, such as approval and consummation of a merger, corporate reorganization or debt restructuring, i.e., a "when, as and if issued" security. When such transactions are negotiated, the price is fixed at the time of the commitment, with payment and delivery taking place in the future, generally a month or more after the date of the commitment. While the Fund will only enter into a forward commitment with the intention of actually acquiring the security, the Fund may sell the security before the settlement date if it is deemed advisable.

Securities purchased under a forward commitment are subject to market fluctuation, and no interest (or dividends) accrues to the Fund prior to the settlement date. The Fund will maintain in segregated accounts with their custodian cash or liquid securities in an aggregate amount at least equal to the amount of its outstanding forward commitments.

FOREIGN SECURITIES AND ADRS

The Fund may invest up to 15% of its assets in foreign securities, including sponsored or unsponsored American Depositary Receipts ("ADRs"). However, the Adviser anticipates that the majority of the Fund's assets ordinarily will be invested in U.S. based companies. The Fund generally limits its foreign investing to ADRs and securities of Canadian companies traded on Canadian or U.S. exchanges or markets. ADRs are receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. The Fund may purchase ADRs whether they are "sponsored" or "unsponsored." "Sponsored" ADRs are issued jointly by the issuer of the underlying security and a depository, whereas "unsponsored" ADRs are issued without participation of the issuer of the deposited security. Holders of unsponsored ADRs generally bear all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. Therefore, there may not be a correlation between information concerning the issuer of the security and the market value of an unsponsored ADR. Holding ADRs may result in a withholding tax by the foreign country of source which will have the effect of reducing the income distributable to shareholders.

Investments in foreign securities may involve risks not ordinarily associated with investments in domestic securities. These risks may include legal, political or economic developments such as fluctuations in currency rates, imposition of withholding taxes or exchange controls or other government restrictions or political or policy changes. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, or political or social unrest that could adversely affect the value of foreign securities. There may be less publicly available information about foreign companies than about U.S. companies, and foreign companies may not be subject to accounting, auditing and financial reporting standards that are as uniform as those applicable to U.S. companies. The Fund will attempt to limit risks associated with foreign investing by investing primarily in securities of stable, developed countries such as Canada.

SHORT SALES

The Fund is authorized to engage in short sales of stocks which the Adviser believes are substantially overvalued. If the Fund anticipates that the price of a security will decline, it may sell the security short and borrow the same security from a broker or other institution to complete the sale. The Fund may realize a profit or loss depending upon whether the market price of the security decreases or increases between the date of the short sale and the date on which the Fund must replace the borrowed security. Whenever the Fund effects a short sale, it will maintain in segregated accounts cash or liquid securities equal to the difference between (a) the market value of the securities sold short and (b) any cash or securities required to be deposited as collateral with the broker in connection with the short sale (but not including the proceeds of the short sale). Until the Fund replaces the security it borrowed to make the short sale, it must maintain daily the segregated account at such a level that the amount deposited in it plus the amount deposited with the broker as collateral will equal the current market value of the securities sold short. No more than 10% of the value of the Fund's total net assets will be, when added together, (a) deposited as collateral for the obligation to replace securities borrowed to effect short sales, and (b) allocated to segregated accounts in connection with short sales. The value of any one issuer in which the Fund is short may not exceed the lesser of 2% of the Fund's net assets or 2% of the securities of any class of the issuers' securities. The Fund's policy regarding short sales is considered a fundamental investment policy and may not be changed without approval of a majority of the Fund's outstanding voting securities.

BORROWING

As a matter of fundamental policy, the Fund may borrow up to one third of its total assets, taken at market value as a temporary measure for extraordinary or emergency purposes to meet redemptions or to settle securities transactions. Any borrowing will be done from a bank with the required asset coverage of at least 300%. In the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter (not including Sundays or holidays) or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. The Fund will not pledge more than 10% of its net assets, or issue senior securities as defined in the Investment Company Act of 1940, as amended (the "Investment Company Act"), except for notes to banks. The Fund's policy regarding borrowings may not be changed without approval of a majority of the Fund's outstanding voting securities. See "Investment Restrictions."

DEBT SECURITIES

The Fund is also authorized to invest in debt securities, which may include bonds, debentures, or notes (and cash equivalent debt securities as described earlier). The Fund may invest its assets in debt securities pending investment in suitable equity securities or if the Adviser believes such securities have the potential for capital appreciation as a result of improvement in the creditworthiness of the issuer. The receipt of income from such debt securities is incidental to the Fund's investment objective of capital appreciation.

The Fund may invest up to 5% of its net assets, at the time of investment, in lower rated, fixed-income securities and unrated securities of comparable quality, commonly referred to as "junk bonds." The market value of lower-rated, fixed-income securities tends to reflect individual developments affecting the issuer to a greater extent than the market value of higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower rated securities also tend to be more sensitive to economic conditions than higher rated securities. These lower rated fixed-income securities are considered by the rating agencies, on balance, to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation and will generally involve more credit risk than securities in the higher rating categories. Even bonds rated BBB by S&P or Baa by Moody's ratings which are considered investment grade, possess some speculative characteristics.

Issuers of high yielding, fixed-income securities are often highly leveraged and may not have more traditional methods of financing available to them. Therefore, the risk associated with acquiring the securities of such issuers is generally greater than is the case with higher rated securities. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of high yielding securities may experience financial stress. During these periods, such issuers may not have sufficient cash flow to meet their interest payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific developments affecting the issuer, the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by the issuer may be significantly greater for the holders of high yielding securities because such securities are generally unsecured and are often subordinated to other creditors of the issuer. The Fund may retain an issue that has defaulted because such issue may present an opportunity for subsequent price recovery.

High yielding, fixed-income securities frequently have call or buy-back features which permit an issuer to call or repurchase the securities from the Fund. Although such securities are typically not callable for a period from three to five years after their issuance, if a call were exercised by the issuer during periods of declining interest rates, the Fund would likely have to replace such called securities with lower yielding securities, thus decreasing the net investment income to the Fund and dividends to shareholders. The premature disposition of a high yielding security due to a call or buy-back feature, the deterioration of the issuer's creditworthiness, or a default may also make it more difficult for the Fund to manage the timing of its receipt of income, which may have tax implications.

The Fund may have difficulty disposing of certain high yielding securities because there may be a thin trading market for a particular security at any given time. The market for lower rated, fixed-income securities generally tends to be concentrated among a smaller number of dealers than is the case for securities which trade in a broader secondary retail market. Generally, purchasers of these securities are predominantly dealers and other institutional buyers, rather than individuals. To the extent the secondary trading market for a particular high yielding, fixed-income security does exist, it is generally not as liquid as the secondary market for higher rated securities. Reduced liquidity in the secondary market may have an adverse impact on market price and the Fund's ability to dispose of particular issues, when necessary, to meet the Fund's liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the issuer. Reduced liquidity in the secondary market for certain securities may also make it more difficult for the Fund to obtain market quotations based on actual trades for purposes of valuing the Fund's portfolio. Current values for these high yield issues are obtained from pricing services and/or a limited number of dealers and may be based upon factors other than actual sales.

For a description of debt security ratings, please refer to Appendix A to this SAI.

LOANS OF PORTFOLIO SECURITIES

The Fund may lend its investment securities to approved borrowers who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. The Fund may lend its investment securities to qualified brokers, dealers, domestic and foreign banks or other financial institutions, so long as the terms, the structure and the aggregate amount of such loans are consistent with the Investment Company Act or the rules, regulations or interpretations of the Securities and Exchange Commission ("SEC") thereunder, which currently require that: (a) the borrower pledge and maintain with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank or securities issued or guaranteed by the United States Government having a value at all times not less than 100% of the value of the securities loaned; (b) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis); (c) the loan be made subject to termination by a Fund at any time; and (d) the Fund receives reasonable interest on the loan (which may include the Fund investing any cash collateral in interest bearing short-term investments). All relevant facts and circumstances, including the creditworthiness of the broker, dealer or institution, will be considered in making decisions with respect to the lending of securities, subject to review by the Board of Trustees.

The Fund engages in security loan arrangements with the primary objective of increasing the Fund's income either through investing the cash collateral in money market mutual funds and short-term interest bearing obligations or by receiving a loan premium from the borrower. Under the securities loan agreement, the Fund continues to be entitled to all dividends or interest on any loaned securities. Voting rights may pass with the loaned securities, but if a material event occurs affecting an investment on a loan, the loan must be called and the securities voted. As with any extension of credit, there are risks of delay in recovery and loss of rights in the collateral should the borrower of the security fail financially. The Fund's policy regarding lending of portfolio securities is considered a fundamental investment policy and may not be changed without approval of a majority of the affected Fund's outstanding voting securities. See "Investment Restrictions."

During the period of such a loan, the Fund receives the income on both the loaned securities and the collateral and thereby increases its yield. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or otherwise, the Fund could experience delays and costs in gaining access to the collateral and could suffer a loss to the extent the value of the collateral falls below the market value of the borrowed securities.

At the present time, the staff of the SEC does not object if an investment company pays reasonable negotiated fees in connection with loaned securities so long as such fees are set forth in a written contract and approved by the investment company's Board of Trustees.

OPTIONS

The Fund may purchase or sell options on individual securities as well as on indices of securities as a means of achieving additional return or of hedging the value of the Fund's portfolio, provided that at no time will more than 5% of the Fund's assets be allocated to premiums or margins required to establish options positions for non-hedging purposes, and no more than 10% of the Fund's assets will be subject to obligations underlying such options.

A call option is a contract that gives the holder of the option the right, in return for a premium paid, to buy from the seller the security underlying the option at a specified exercise price at any time during the term of the option or, in some cases, only at the end of the term of the option. The seller of the call option has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price. A put option is a contract that gives the holder of the option the right, in return for a premium paid, to sell to the seller the underlying security at a specified price. The seller of the put option, on the other hand, has the obligation to buy the underlying security upon exercise at the exercise price.

If the Fund has sold an option, it may terminate its obligation by effecting a closing purchase transaction. This is accomplished by purchasing an option of the same series as the option previously sold. There can be no assurance that a closing purchase transaction can be effected when the Fund so desires.

The purchaser of an option risks a total loss of the premium paid for the option if the price of the underlying security does not increase or decrease sufficiently to justify exercise. The seller of an option, on the other hand, will recognize the premium as income if the option expires unrecognized but forgoes any capital appreciation in excess of the exercise price in the case of a call option and may be required to pay a price in excess of current market value in the case of a put option. Options purchased and sold other than on an exchange in private transactions also impose on the Fund the credit risk that the counterparty will fail to honor its obligations. The Fund will not purchase options if, as a result, its aggregate obligations relating to outstanding options exceeds 10% of the Fund's assets.

WRITING COVERED CALL OPTIONS

The general reason for writing call options is to attempt to realize income. By writing covered call options, the Fund gives up the opportunity, while the option is in effect, to profit from any price increase in the underlying security above the option exercise price. In addition, the Fund's ability to sell the underlying security will be limited while the option is in effect unless the Fund effects a closing purchase transaction. A closing purchase transaction cancels out the Fund's position as the writer of an option by means of an offsetting purchase of an identical option prior to the expiration of the option it has written. Covered call options serve as a partial hedge against the price of the underlying security declining. The Fund writes only covered options, which means that so long as the Fund is obligated as the writer of the option it will, through its custodian, have deposited the underlying security of the option or, if there is a commitment to purchase the security, segregate a reserve of cash or liquid securities with a securities depository with a value equal to or greater than the exercise price of the underlying securities. By writing a put, the Fund will be obligated to purchase the underlying security at a price that may be higher than the market value of that security at the time of exercise for as long as the option is outstanding. The Fund may engage in closing transactions in order to terminate put options that it has written.

PURCHASING OPTIONS

A put option may be purchased to partially limit the risks of the value of an underlying security or the value of a commitment to purchase that security for forward delivery. The amount of any appreciation in the value of the underlying security will be partially offset by the amount of the premium paid for the put option and any related transaction costs. Prior to its expiration, a put option may be sold in a closing sale transaction and profit or loss from a sale will depend on whether the amount received is more or less than the premium paid for the put option plus the related transaction costs. A closing sale transaction cancels out the Fund's position as purchaser of an option by means of an offsetting sale of an identical option prior to the expiration of the option it has purchased. In certain circumstances, the Fund may purchase call options on securities held in its investment portfolio on which it has written call options or on securities which it intends to purchase.

REPURCHASE AGREEMENTS

For purposes of cash management only, the Fund may enter into repurchase agreements with qualified brokers, dealers, banks and other financial institutions deemed creditworthy by the Adviser under standards adopted by the Board of Trustees. Under repurchase agreements, the Fund may purchase any of the cash equivalent securities described above and simultaneously commit to resell such securities at a future date to the seller at an agreed upon price plus interest. The seller will be required to collateralize the agreement by transferring securities to the Fund with an initial market value, including accrued interest, that equals or exceeds the repurchase price, and the seller will be required to transfer additional securities to the Fund on a daily basis to ensure that the value of the collateral does not decrease below the repurchase price. No more than 15% of the Fund's net assets will be invested in illiquid securities, including repurchase agreements which have a maturity of longer than seven days. For purposes of the diversification test for qualification as a regulated investment company under the Internal Revenue Code, repurchase agreements are not counted as cash, cash items or receivables, but rather as securities issued by the counterparty to the repurchase agreements. If the seller of the underlying security under the repurchase agreement should default on its obligation to repurchase the underlying security, the Fund may experience delay or difficulty in recovering its cash. To the extent that in the meantime, the value of the security purchased had decreased, the Fund could experience a loss. While management of the Fund acknowledges these risks, it is expected that they can be controlled through stringent security selection and careful monitoring procedures.

INVESTMENTS IN MUTUAL FUNDS

The Fund may invest in shares of other open and closed-end investment companies which principally invest in securities of the type in which the Fund invests. This approach will most likely be used for cash management purposes. The Fund may only invest in other investment companies within limits set by the Investment Company Act, which currently allows the Fund to invest up to 10% of its total assets in other investment companies. No more than 5% of the Fund's total assets may be invested in securities of any one investment company, nor may the Fund acquire more than 3% of the voting securities of any investment company. Investments in other investment companies will generally involve duplication of advisory fees and other expenses.

ILLIQUID AND RESTRICTED SECURITIES

The Fund may invest up to 15% of its net assets in securities which may be considered illiquid, by virtue of the absence of a readily available market, legal or contractual restrictions on resale, longer maturities, or other factors limiting the marketability of the security. Generally, an illiquid security is any security that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the security. This policy does not limit the acquisition of (i) restricted securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended (the "Securities Act") or
(ii)
commercial paper issued pursuant to Section 4(2) of the Securities Act, that are determined to be liquid in accordance with guidelines established by the Board of Trustees of the Trust. While maintaining oversight, the Board of Trustees has delegated the day-to-day function of determining liquidity to the Adviser.

The Board of Trustees has instructed the Adviser to consider the following factors in determining the liquidity of a security purchased under Rule 144A or commercial paper issued pursuant to Section 4(2) the Securities Act; (i) the frequency of trades and trading volume for the security; (ii) whether at least three dealers are willing to purchase or sell the security and the number of potential purchasers; (iii) whether at least two dealers are making a market in the security; and (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). If the Adviser determines that a security which was previously determined to be liquid, is no longer liquid and, as a result, the Fund's holdings of illiquid securities exceed the Fund's 15% limit on investment in such securities, the Adviser will determine what action shall be taken to ensure that the Fund continues to adhere to such limitation, including disposing of illiquid assets.

                             INVESTMENT RESTRICTIONS

The Fund has adopted the investment restrictions set forth below, some of which (as indicated), are fundamental policies of the Fund and cannot be changed without the approval of a majority of the Fund's outstanding voting securities. As provided in the Investment Company Act, a "vote of a majority of the outstanding voting securities" means the affirmative vote of the lesser of: (i) more than 50% of the outstanding shares; or (ii) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. As a matter of fundamental policy, the Fund may not:

      1. As to 75% of its total assets, invest more than 5% of the total assets of the Fund in the securities of any one issuer, other than cash or cash items, or obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or other investment companies.

      2. As to 75% of its total assets, purchase more than 10% of the voting securities, or any class of securities, of any single issuer. For purposes of this restriction, all outstanding fixed income securities of an issuer are considered as one class.

      3. Invest more than 25% of its total assets (taken at market value at the time of each investment) in the securities of issuers in any particular industry. This limitation shall not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; investments in certificates of deposit and bankers' acceptances will not be considered investments in the banking industry; utility companies will be divided according to their services; financial service companies will be classified according to the end users of their services; and asset-backed securities will be classified according to the underlying assets securing such securities.

      4. Invest in real estate or interests in real estate, however, this will not prevent the Fund from investing in securities secured by real estate or interests therein, or in publicly-held real estate investment trusts or marketable securities of companies which may represent indirect interests in real estate.

      5. Purchase or sell commodities or commodity contracts, except that the Fund may purchase or sell stock index options, stock index futures, financial futures and related options on such futures.

      6. Issue senior securities, except that the Fund may borrow money in accordance with investment limitation 9, purchase securities on a when-issued, delayed settlement or forward delivery basis, sell securities short and enter into reverse repurchase agreements.

      7. Purchase any securities on margin, except that the Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities. The payment by the Fund of initial or variation margin in connection with options transactions, if applicable, shall not be considered the purchase of a security on margin.

      8. Make loans of money or property, except through: (i) the purchase of debt instruments consistent with its investment objective and policies; (ii) investment in repurchase agreements; or (iii) loans of portfolio securities in a manner consistent with the Fund's investment objective and policies and the provisions of the Investment Company Act and regulations and SEC positions thereunder.

      9. Borrow amounts in excess of 33 1/3% of its total assets, taken at market value, and then only from banks (i) as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares or (ii) in connection with reverse repurchase agreements. Utilization of borrowings may exaggerate increases or decreases in an investment company's net asset value. However, the Fund will not purchase securities while borrowings exceed 5% of its total assets, except to honor prior commitments and to exercise subscription rights when outstanding borrowings have been obtained exclusively for settlements of other securities transactions.

      10.   Mortgage,  pledge,  hypothecate  or  otherwise  encumber its assets, except in amounts up to 33 1/3% of its total assets, but only to secure borrowings authorized in the preceding restriction or to collateralize securities trading practices described in the prospectus and Statement of Additional Information for the Fund.

      11. Underwrite securities of other issuers except insofar as the Fund may be deemed an underwriter under the Securities Act, in selling portfolio securities.

The policies set forth below are non-fundamental policies of the Fund and may be amended without the approval of the shareholders of the Fund. The Fund will not:

      1. Purchase securities of other investment companies, except to the extent permitted under the Investment Company Act or in connection with a merger, consolidation, acquisition or reorganization, or in accordance with any exemptive order granted by the SEC.

      2. Make investments in securities for the purpose of exercising control over or management of the issuer.

                                   MANAGEMENT

The following tables present certain information regarding the Board of Trustees and officers of the Trust. The trustee listed under "Interested Trustee" is an "interested person" of the Adviser or the Trust, within the meaning of the Investment Company Act. Each person who is not an "interested person" of the Adviser or the Trust within the meaning of the Investment Company Act is referred to as an "Independent Trustee" and is listed under such heading below. The address of each Trustee and officer as it relates to the Trust's business is Barley Mill House, 3701 Kennett Pike, Wilmington, DE 19807.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    NUMBER OF
                                                                                                   PORTFOLIOS
                                                                                  PRINCIPAL          IN FUND
                                                                                OCCUPATION(S)        COMPLEX           OTHER
NAME AND                          POSITION(S) HELD    TERM OF OFFICE AND         DURING PAST       OVERSEEN BY     DIRECTORSHIPS
DATE OF BIRTH                        WITH TRUST      LENGTH OF TIME SERVED       FIVE YEARS          TRUSTEE      HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
WENDELL FENTON                        Trustee          Shall serve until       Partner, Richards,       1          None
Date of Birth: May 1939                                death, resignation      Layton & Finger
                                                       or removal. Trustee     (law firm) since
                                                       since 1997              1971.
------------------------------------------------------------------------------------------------------------------------------------
NICHOLAS A. GIORDANO                  Trustee          Shall serve until       Consultant,              1          Trustee, WT
Date of Birth: March 1943                              death, resignation      financial services                  Investment Trust
                                                       or removal. Trustee     organizations                       WT Mutual Fund
                                                       since 2000.             since 1997;                         and Wilmington
                                                                               Interim President,                  Low Volatility
                                                                               LaSalle University                  Fund of Funds;
                                                                               from 1998 to 1999;                  Trustee,
                                                                               President and                       Independence
                                                                               Chief Executive                     Blue Cross
                                                                               Officer,                            (insurance);
                                                                               Philadelphia Stock                  Director, Selas
                                                                               Exchange from 1981                  Corporation of
                                                                               to 1997.                            America
                                                                                                                   (industrial
                                                                                                                   process furnaces
                                                                                                                   and ovens).
------------------------------------------------------------------------------------------------------------------------------------
DAVID M. REESE, JR.                   Trustee          Shall serve until       Semi-retired since       1          None
Date of Birth: July 1935                               death, resignation      1996. Portfolio
                                                       or removal.  Trustee    Manager/Research
                                                       since 1997.             Analyst for Kalmar
                                                                               Investments from
                                                                               1982 to 1996.
------------------------------------------------------------------------------------------------------------------------------------
DAVID D. WAKEFIELD                    Trustee          Shall serve until       Retired private          1          Director,
Date of Birth: October 1930                            death, resignation      investor since                      Townsends Inc.
                                                       or removal.  Trustee    1997.                               (food products
                                                       since 1997.                                                 and services);
                                                                                                                   Director, J.P.
                                                                                                                   Morgan Trust
                                                                                                                   Company.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
FORD B. DRAPER, JR.(1)               Trustee,          Shall serve until       Founder,                 1          None
Date of Birth: May 1942              Chairman,         death, resignation      President,
                                   President and       or removal.             Director, and
                                       Chief           Trustee, President      Chief Investment
                                     Executive         and Chairman of the     Officer of Kalmar
                                      Officer          Board since 1997.       Investments since
                                                                               1982; President,
                                                                               Kalmar Investment
                                                                               Advisers since
                                                                               1997.
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
FORD B. DRAPER, III(2)            Vice President       Shall serve at the      Managing Director,       N/A             N/A
Date of Birth: November 1966                           pleasure of the         Trading and Client
                                                       Board and until         Services, Kalmar
                                                       successor is elected    Investments since
                                                       and qualified.          1991.
                                                       Officer since 2000.
------------------------------------------------------------------------------------------------------------------------------------
VERNA KNOWLES                      Treasurer and       Shall serve at the      Administration           N/A             N/A
Date of Birth: November 1945      Chief Financial      pleasure of the         Director, Kalmar
                                      Officer          Board and until         Investments since
                                                       successor is elected    1998; Treasurer,
                                                       and qualified.          Kalmar Investments
                                                       Officer since 1998.     since 1997;
                                                                               President, Books
                                                                               and Balances Ltd.
                                                                               (accounting
                                                                               services) since
                                                                               1988.
------------------------------------------------------------------------------------------------------------------------------------
MARJORIE L. MCMENAMIN                Secretary         Shall serve at the      Operations               N/A             N/A
Date of Birth: August 1949                             pleasure of the         Director, Kalmar
                                                       Board and until         Investments since
                                                       successor is elected    1992; Operations
                                                       and qualified.          Director, Kalmar
                                                       Officer since 1998.     Investment
                                                                               Advisers since
                                                                               1997.
------------------------------------------------------------------------------------------------------------------------------------
KIMBERLY R. PORTMANN             Chief Compliance      Shall serve at the      Compliance               N/A             N/A
Date of Birth: January 1967           Officer          pleasure of the         Officer, Kalmar
                                                       Board and until         Investments since
                                                       successor is elected    2004. Mutual Fund
                                                       and qualified.          Accounting and
                                                       Officer since 2004.     Administration
                                                                               Manager, PFPC
                                                                               from 1996 to 2004.
------------------------------------------------------------------------------------------------------------------------------------


(1) Mr. Draper, Jr. is an "interested" Trustee, as defined in the Investment Company Act by reason of his position as president of Kalmar Investment Advisers, the Trust's investment adviser.

(2)   Ford B. Draper, III is the son of Ford B. Draper, Jr.


RESPONSIBILITIES OF THE BOARD OF TRUSTEES AND COMMITTEES


Under Delaware law, the Trust's Board of Trustees is responsible for establishing the Fund's policies and for overseeing the management of the Fund. The Board also elects the Trust's officers who conduct the daily business of the Fund.


Currently the Board is comprised of five individuals, one of whom is considered an "interested person" of the Trust as defined by the Investment Company Act. The remaining Trustees are not interested persons of the Trust (the "Independent Trustees"). The Board meets at least four times during the year to review investment performance and other operational matters, including policies and procedures with respect to compliance with regulatory and other requirements. During the fiscal year ended December 31, 2004, there were five meetings of the Board of Directors. Currently, the Board has an Audit Committee. The responsibilities of the committee and its members are described below.

The Audit Committee is comprised of Messrs. Fenton, Giordano, Reese and Wakefield, each an Independent Trustee. Mr. Wakefield serves as the chairman of the Committee. Pursuant to its charter, the Audit Committee has the responsibility, among other things, to (1) approve in advance the appointment, compensation and oversight of the Trust's independent auditors; (2) review and approve the scope of the independent auditors' audit activity; (3) review the financial statements which are the subject of the independent auditors' certifications; and (4) review with such independent auditors the adequacy of the Trust's basic accounting system and the effectiveness of the Trust's internal accounting controls. During the fiscal year ended December 31, 2004, there were two meetings of the Audit Committee.

SECURITY AND OTHER INTERESTS. The following table sets forth the dollar range of equity securities beneficially owned by each Trustee in the Fund as of December 31, 2004.


                                                               AGGREGATE DOLLAR RANGE OF
                                                               OWNERSHIP IN INVESTMENT COMPANIES
                                                               OVERSEEN BY TRUSTEE IN FAMILY OF
NAME OF TRUSTEE          DOLLAR RANGE OF OWNERSHIP IN FUND     INVESTMENT COMPANIES
------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE
------------------
Ford B. Draper, Jr.                  Over $100,000                       Over $100,000

INDEPENDENT TRUSTEES
--------------------
Wendell Fenton                  $50,001 - $100,000                  $50,001 - $100,000
Nicholas A. Giordano             $10,001 - $50,000                   $10,001 - $50,000
David M. Reese                  $50,001 - $100,000                  $50,001 - $100,000
David D. Wakefield                   Over $100,000                       Over $100,000


As of December 31, 2004, none of the Independent Trustees, or their immediate family members (spouse or dependent children) owned beneficially or of record any interest in the Trust's Adviser or PFPC Distributors, or in any person directly or indirectly controlling, controlled by, or under common control with such entities.


ADVISORY AGREEMENT APPROVAL

MATTERS  CONSIDERED  BY  THE  BOARD.  The  Board  of  Trustees,   including  the
Independent Trustees, considers matters bearing on the Trust's advisory contract with respect to the Fund at most, if not all, of their meetings.

INFORMATION RECEIVED BY THE INDEPENDENT TRUSTEES. In connection with their meetings, the Trustees received materials specifically relating to the existing advisory agreement (the "Advisory Agreement"). These materials included (i) information on investment performance, a peer group of funds and an appropriate index or combination of indices, (ii) sales and redemption data, and (iii) the economic outlook and the general investment outlook in the markets in which the Fund invests. The Board of Trustees, including the Independent Trustees, also considers periodically other material facts such as (1) the Adviser's results and financial condition, (2) arrangements in respect of the distribution of the Fund's shares, (3) the procedures employed to value Fund assets, (4) the allocation of brokerage, the use of "soft" commission dollars to pay Fund expenses and to pay for research and other similar services, and the allocation of brokerage to firms that sell the Fund's shares, (5) the Adviser's management of the relationships with the custodian, administrator, transfer agent and distributor and (6) the resources devoted to and the record of compliance with investment policies and restrictions and with policies on personal securities transactions.

Additional information has been furnished by the Adviser including, among other items, information on and analysis of (a) the overall organization and personnel of the Adviser, (b) investment performance, (c) the choice of performance indices and benchmarks, (d) the composition of peer groups of funds, (e) investment management staffing, (f) operating expenses paid to third parties, and (g) the information furnished to investors.

In considering the Advisory Agreement, the Board of Trustees, including the Independent Trustees, did not identify any single factor as all-important or controlling,  and  the  following  summary  does  not  detail  all  the  matters considered. Matters considered by the Board of Trustees, including the Independent Trustees, in connection with their approval of the Advisory Agreement include the following:


INVESTMENT COMPLIANCE AND PERFORMANCE. The Board of Trustees, including the Independent Trustees, considered whether the Fund has operated within its investment objective and reviewed its investment performance as well as the performance of a peer group of mutual funds, and the performance of an appropriate index or combination of indices. The Board of Trustees reviewed, in particular, the performance of 14 other small cap funds presented for comparison (taking asset size into consideration) and noted that the year-to-date 1 year, 3 year and 5 year performance of the Fund ranked ninth, ninth, sixth and third, respectively, among the group considered.


THE INVESTMENT ADVISER'S PERSONNEL AND METHODS. The Board of Trustees, including the Independent Trustees, reviews at least annually the background of the Fund's portfolio managers and the Fund's investment objective and discipline. The Independent Trustees have also had discussions with senior management of the Adviser responsible for investment operations. Among other things, they considered the size, education and experience of the Adviser's investment staff, its use of technology, and the Adviser's approach to recruiting, training and retaining portfolio managers and other research, advisory and management personnel. The Board also reviewed additional materials regarding the types of clients serviced by the Adviser and asked questions regarding certain responses in the Adviser's Form ADV, to which the Adviser responded.

NATURE AND QUALITY OF OTHER SERVICES. The Board of Trustees, including the Independent Trustees, considered the nature, quality, cost and extent of administrative and shareholder services performed by the Adviser. The Board of Trustees, including the Independent Trustees, have also considered the nature and extent of the Adviser's supervision of third party service providers, principally the administrator, custodian, transfer agent and distributor.

EXPENSES. The Board of Trustees, including the Independent Trustees, considered the Fund's expense ratio, and expense ratios of a peer group of funds. They also considered the amount and nature of fees paid by shareholders. The Board of Trustees reviewed, in particular, the expense ratios of 14 other small cap funds presented for comparison. The Board took note of the highs and lows in the table. The methodology for preparing the comparable funds presented, the quantity of comparable funds presented and the relative advisory fees (as percentages of net assets), expense ratios, the profitability of the Adviser and the portion of revenue attributable to fees paid by the Fund were discussed in detail. The Board determined that the advisory fees appeared consistent with the services being provided by the Adviser.

The Board of Trustees, including the Independent Trustees, considered the level of the Adviser's profits in respect of the management of the Fund. This consideration included an extensive review of the Adviser's methodology in allocating their costs to the management of the Fund. The Board of Trustees, including the Independent Trustees, concluded that the cost allocation methodology employed by the Adviser has a reasonable basis and is appropriate in light of the circumstances. They considered the profits realized by the Adviser in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund, after reviewing a schedule of revenue and expenses and net income provided by the Adviser.

CONCLUSION. Based on their evaluation of all material factors and assisted by the advice of counsel, the Trustees, including the Independent Trustees, concluded that it was in the best interest of the shareholders that the Advisory Agreement should be continued.


COMPENSATION. The fees and expenses of the Independent Trustees are paid by the Trust. Compensation to officers and Trustees of the Trust who are affiliated with the Adviser is paid by the Adviser, and not by the Trust. The following table shows the fees paid during the fiscal year ended December 31, 2004 to the Independent Trustees for their service to the Trust.

                                        PENSION OR RETIREMENT                          TOTAL
                         AGGREGATE       BENEFITS ACCRUED AS       ESTIMATED        COMPENSATION
                        COMPENSATION        PART OF TRUST       ANNUAL BENEFITS      FROM TRUST
INDEPENDENT TRUSTEE      FROM TRUST           EXPENSES          UPON RETIREMENT   PAID TO TRUSTEES
--------------------------------------------------------------------------------------------------
Wendell Fenton             $13,500                0                     0              $13,500
Nicholas Giordano          $13,500                0                     0              $13,500
David M. Reese, Jr.        $12,500                0                     0              $12,500
David D. Wakefield         $13,500                0                     0              $13,500


CODES OF ETHICS

The Adviser, the Trust's distributor, PFPC Distributors, Inc. and the Trust have each adopted a Code of Ethics under Rule 17j-1 of the Investment Company Act. Each Code significantly restricts the personal investing activities of directors and officers of the Adviser and employees of the Adviser, the Distributor and the Trust with access to information about current portfolio transactions. Among other provisions, each Code requires that such directors, officers and employees with access to information about the purchase or sale of portfolio securities obtain preclearance before executing personal trades.


On an annual basis or whenever deemed necessary, the Board of Trustees reviews reports regarding Codes of Ethics relative to the Trust, including information about any material violations of the Codes. The Codes are on public file with the SEC as exhibits to the Trust's registration statement.


PROXY VOTING POLICIES AND PROCEDURES

The Board of Trustees of the Trust has delegated responsibility for decisions regarding proxy voting for securities held by the Fund to the Adviser. The Adviser will vote such proxies in accordance with the proxy voting policies and procedures, which are included as Appendix B to this SAI. The Board of Trustees will periodically review the Fund's proxy voting record.


Beginning August 31, 2004, the Trust disclosed the Fund's complete proxy voting record on the SEC's Form N-PX. The first filing of Form N-PX covered the period from July 1, 2003 through June 30, 2004. Form N-PX for the Trust is available, without charge, upon request by calling the Adviser at 800-463-6670. The Trust's Form N-PX is also available on the SEC's website at WWW.SEC.GOV.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Board of Trustees has adopted policies and procedures regarding the disclosure of portfolio holdings. The Fund will not provide or permit others to provide information about the Fund's portfolio holdings on a selective basis except when there are legitimate business purposes for doing so.

The Trust provides portfolio holdings information as required in regulatory filings and shareholder reports and may disclose portfolio holdings information in response to requests from government authorities.

The Fund may post portfolio holdings on its website or in another public distribution released at regular intervals from time to time (in the discretion of the Fund) in accordance with applicable law.

The Trust may distribute or authorize the distribution of information about the Fund's portfolio holdings that is not publicly available (on a website or otherwise) to the following: (1) the Trust or the investment adviser's employees and affiliates that provide services to the Trust; (2) to service providers who require access to the information for the following purposes: (a) in order to fulfill their contractual duties relating to the Fund; (b) to facilitate the review of the Fund by a ranking or rating agency; (c) for the purpose of due diligence or reorganization planning regarding a merger or acquisition; or (d) for the purpose of effecting in-kind redemption of securities; (3) the Fund's independent public accounting firm for use in providing audit opinions; (4) financial printers for the purpose of preparing Fund reports or regulation filings; (5) the Trust's custodian in connection with its custody of the Fund's assets; (6) if applicable, proxy rating service; and (7) data aggregators, such as Lipper, or Morningstar.

Information   may  be  provided  to  the  parties   listed  above  if  they  are
contractually and ethically prohibited from sharing the Fund's portfolio holdings information without specific authorization.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


As of April 1, 2005, the following persons or organizations held beneficially or of record 5% or more of the shares of the Fund:

                               BENEFICIALLY     OWNER OF
                               ------------     --------
NAME AND ADDRESS                   OWNED         RECORD       PERCENTAGE OWNED
----------------                   -----         ------       ----------------

As of April 1, 2005, the Trustees and officers of the Trust, as a group, owned beneficially, or may be deemed to have owned beneficially, approximately ___% of the outstanding shares of the Fund.


                                SERVICE PROVIDERS

INVESTMENT ADVISORY SERVICES


The Trust has entered into an investment advisory agreement, on behalf of the Fund, with the Adviser (the "Advisory Agreement"), for the provision of investment advisory services to the Fund. The Adviser selects investments and supervises the assets of the Fund in accordance with the investment objective, policies and restrictions of the Fund, and places orders for the purchase and sale of portfolios securities with broker-dealers, subject to the supervision and direction of the officers and Board of Trustees of the Trust. The Advisory Agreement continues in effect from year to year if such continuance is specifically approved at least annually by the Trust's Board of Trustees or by a majority of the outstanding voting securities of the Trust, and in either event, by a majority of the Independent Trustees of the Trust casting votes in person at a meeting called for such purpose. Pursuant to the Advisory Agreement, the Fund is obligated to pay the Adviser a monthly fee equal to an annual rate of 1.00% of the Fund's average daily net assets. For the fiscal years ended December 31, 2002, 2003 and 2004, the Fund paid advisory fees of $1,857,023, $2,068,348 and $3,023,247, respectively.


General expenses of the Fund (such as costs of maintaining corporate existence, legal fees, insurances, etc.) and certain registration or notice filing fees, brokerage commissions and other portfolio expenses will be borne by the Fund.

Kalmar is entirely owned by ten principals and Mr. Ford B. Draper, Jr. owns a majority interest in Kalmar. Please see the "Management" section of this SAI for additional information on Mr. Draper.



INVESTMENT COMMITTEE

The Adviser has an Investment Committee ("Committee") of portfolio managers and analysts dedicated to managing the Fund. The Committee meets regularly to review portfolio holdings and discuss purchase and sale activity. Committee members buy and sell securities for the Fund as they see fit, guided by the Funds investment objective and strategy.


OTHER ACCOUNTS MANAGED

The Investment Committee members (the "Committee") also may be responsible for the day-to-day management of other accounts, as indicated by the following table. None of these accounts has an advisory fee based on the performance of the account.

Other Accounts Managed (As of December 31, 2004)

-------------------------------------------------------------------------------------------------------------------
 Name of                   Type of Accounts          Total #     Total Assets   # of Accounts     Total Assets that
Investment                                              of                       Managed that       Advisory Fee
Committee                                            Accounts                    Advisory Fee         Based on
 Members                                             Managed                       Based on         Performance
                                                                                  Performance
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Ford Draper, Jr.     Registered Investment Co.:         3       $405 million           0                  0
                     Other Pooled Inv. Vehicles:                                       0                  0
                     Other Accounts:                   221     $1,341 million          0                  0
-------------------------------------------------------------------------------------------------------------------
Dana Walker          Registered Investment Co.:         3       $405 million           0                  0
                     Other Pooled Inv. Vehicles:                                       0                  0
                     Other Accounts:                   221     $1,341 million          0                  0
-------------------------------------------------------------------------------------------------------------------
Gregory Hartley      Registered Investment Co.:         3       $405 million           0                  0
                     Other Pooled Inv. Vehicles:                                                          0
                     Other Accounts:                   221     $1,341 million          0                  0
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

POTENTIAL CONFLICTS OF INTEREST

The Adviser does not believe any material conflicts of interest exist as a result of the Committee members managing the Fund and managing the other accounts noted above. The investment strategies of the Fund and the other accounts managed by Committee members do not materially conflict.

There will be times when the Adviser may recommend purchases and/or sales of the same portfolio securities for the Fund and its other clients. In such circumstances, it will be the policy of the Adviser to allocate purchases and sales among the Fund and its other clients in a manner which the Adviser deems equitable, taking into consideration such factors as size of accounts, concentration of holdings, investment objectives, tax status, cash availability, purchase costs, holding periods and other pertinent factors relative to each account. Simultaneous transactions could adversely affect the ability of the Fund to obtain or dispose of the full amount of a security which it seeks to purchase or sell or the price at which such security can be purchased or sold.


COMPENSATION

     The Adviser seeks to maintain a compensation program that is competitive and incentivized so as to be able to attract and retain outstanding, high-caliber investment professionals and to closely link their compensation to their particular contribution to client returns and to the attainment of the performance goals of our "Growth-with-Value" investment philosophy. Portfolio managers receive a base salary, an incentive bonus opportunity, a benefits package, and an opportunity (if invited by the Board) to purchase equity in the Adviser. Portfolio manager compensation is reviewed and modified each year as appropriate to reflect changes in the market place, as well as to adjust the factors used to determine bonuses in order to promote good sustained Fund and separate account performance.

     BASE SALARY: In setting portfolio manager base salary, the Adviser's intention is to be competitive in light of the particular person's experience, tenure, contribution, and responsibilities.

     ANNUAL BONUS: Each portfolio manager is eligible to receive an annual cash bonus which has quantitative and non-quantitative components. The quantitative components, generally 60-70% of the bonus, are based on the specific contribution of the individual's research ideas to the success of the managed portfolios, including the Fund, in absolute and index-relative terms for short-term and long term periods.

     The non-quantitative component is based on an evaluation of the individual's contribution to the Adviser's team-oriented research and portfolio management process and of their other contributions to client satisfaction, client communication, and the overall success of the firm. For purposes of illustration, examples of factors weighed in this evaluation are: (i) maintenance of insightful knowledge and opinions on companies owned in the portfolio; (ii) generation and development of new investment ideas, including the quality of security analysis and identification of appreciation catalysts; (iii) ability and willingness to develop and share ideas and contribute to idea deliberation on a team basis; and (iv) contribution to investment strategy, buy and sell discipline, and the overall performance results of the portfolios managed by the investment team.

     BENEFITS PACKAGE: The firm's benefits package which all employees, including portfolio managers, participate in incorporates health insurance, travel accident insurance, a 401K plan with a firm match, and a profit sharing plan based on the overall success of the firm.

     EQUITY OWNERSHIP: The opportunity for equity ownership in the Adviser is open to all key, highest contributing employees of the firm from whatever professional discipline, solely at the discretion and invitation of the Adviser's Board. Such ownership is purchased from the firm, rather than awarded as a bonus. The three senior portfolio managers most responsible for the Fund's management are all "partners" in the Adviser in varying percentage amounts. This equity ownership, coupled with the other incentivizing ingredients in the Adviser's compensation package, is intended to link their compensation directly and indirectly but effectively to client success and performance outcomes.

DISCLOSURE OF SECURITIES OWNERSHIP

The following table indicates the dollar range of securities of the Fund beneficially owned by the Committee members as of December 31, 2004, the Funds most recent fiscal year end.

---------------------------------------------------------------------------------------------
         Name of                                                  Dollar Value of Fund Shares
Investment Committee Members    Fund Shares Beneficially Owned         Beneficially Owned
---------------------------------------------------------------------------------------------
Ford Draper, Jr.                                                        Over $1,000,000
---------------------------------------------------------------------------------------------
Dana Walker                                                           500,001-$1,000,000
---------------------------------------------------------------------------------------------
Gregory Hartley                                                       $100,001-$500,000
---------------------------------------------------------------------------------------------


LEGAL COUNSEL

Pepper Hamilton LLP, 3000 Two Logan Square, 18th and Arch Streets, Philadelphia, PA 19103, serves as counsel to the Trust.

INDEPENDENT AUDITORS


[__________], serves as independent auditors to the Trust.

PRINCIPAL UNDERWRITER

PFPC Distributors, Inc. ("PFPC Distributors"), 760 Moore Road, King of Prussia, PA 19406, serves as the principal underwriter and distributor of the Fund's shares pursuant to a Distribution Agreement with the Trust. Under the terms of the Distribution Agreement, PFPC Distributors agrees to use all reasonable efforts as agent to secure purchasers for the shares of the Fund, which are offered on a continuous basis. PFPC Distributors also assists the Trust in the production and distribution of advertising, marketing and sales literature materials, and review such materials for compliance with applicable regulations.

The Distribution Agreement provides that PFPC Distributors, in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement, will not be liable to the Trust or its shareholders for losses arising in connection with the sale of Fund shares.

The Fund shall continue to bear the expense of all notice filing fees incurred in connection with the qualification of its shares under state securities laws.


PFPC Distributors retained $0 in underwriting commissions for the fiscal years ending December 31, 2002, 2003 and 2004.


OTHER SERVICE PROVIDERS

ADMINISTRATOR, ACCOUNTING AGENT AND TRANSFER AGENT

PFPC Inc., ("PFPC") 301 Bellevue Parkway, Wilmington, DE 19809, serves as Administrator and Accounting Agent and Transfer Agent of the Trust. PFPC is an affiliate of PFPC Distributors.

As Administrator, PFPC supplies office facilities, non-investment related statistical and research data, stationery and office supplies, executive and administrative services, internal auditing and certain regulatory compliance services. PFPC also assists in the preparation of reports to shareholders, updates prospectuses and makes filings with the SEC and state securities authorities. PFPC performs certain budgeting and financial reporting and compliance monitoring activities.


As compensation for services performed under the Administration and Accounting Services Agreement, PFPC receives a fee payable monthly. The administration fee earned by PFPC for the fiscal years ended December 31, 2002, 2003 and 2004 was $208,915, $232,193 and $332,972 respectively.


PFPC serves as the Trust's Transfer Agent and dividend disbursing agent. As part of PFPC's duties, PFPC: (i) processes shareholder purchase and redemption orders; (ii) issues periodic statements to shareholders; (iii) processes transfers, exchanges and dividend payments; and (iv) maintains all shareholder records.

CUSTODIAN

The Trust employs PFPC Trust Company, The Eastwick Center, 8800 Tinicum Blvd., Philadelphia, PA 19153, as custodian of its assets. The custodian: (i) maintains a separate account in the name of the Fund; (ii) holds and disburses portfolio securities; (iii) makes receipts and disbursements of money; (iv) collects and receives income and other payments and distributions on account of portfolio securities; (v) responds to correspondence from security brokers and others relating to their respective duties; and (vi) makes periodic reports concerning their duties. PFPC Trust Company is an affiliate of PFPC Distributors.

                        PORTFOLIO BROKERAGE AND TURNOVER

The Adviser will seek "best execution" when effecting the purchases and sales of portfolio securities for the account of the Fund. The Adviser's process in seeking best execution will consider five primary factors: 1) the best net price under the circumstances of the particular transaction; 2) the execution capabilities of the broker; 3) the commission rate; 4) the value of research provided by the broker-dealer; and 5) its responsiveness and financial responsibility.

Competence of execution can involve many considerations, among them are: the difficulty and effort required as a result of such factors as block trade requirements; limited trading volume or the state of the market for the security; and a broker's trading skill and its expertise in the market for the particular security. The quoted brokerage commission is only one of a number of factors in evaluating best price and execution, and can be out-weighted by other considerations, especially if the transaction is believed to require more than routine execution skill and service.

Occasionally, the Adviser will pay a higher commission charge, if reasonable in relation to brokerage and research services provided by such broker or dealer when viewed in terms of either a particular transaction or the Adviser's overall responsibilities to the Fund. Kalmar shall periodically and systematically evaluate the execution performance of broker-dealers executing their transactions and the reasonableness of brokerage commissions based on all the foregoing factors.

The Adviser cannot precisely determine the extent to which spreads, commission rates or net prices charged by brokers or dealers reflect the value of the research, analysis, advice and similar services provided. Such services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information; or opinions pertaining to investments. In such cases, the Adviser receives services it otherwise might have had to perform itself. Portfolio transactions, however, will not be directed by the Fund to dealers solely on the basis of the research services provided.

The aggregate amount of brokerage commissions paid for the past three fiscal years for the Fund is shown below.


   FOR THE FISCAL YEAR         FOR THE FISCAL YEAR        FOR THE FISCAL YEAR
 ENDED DECEMBER 31, 2004     ENDED DECEMBER 31, 2003    ENDED DECEMBER 31, 2002
-------------------------   -------------------------  -------------------------
         $429,892                    $591,565                   $511,101

During the fiscal year ended December 31, 2004, the Trust or the Adviser, through an agreement or understanding with a broker, directed the Fund's brokerage transactions to a broker because of research services provided in the following amounts.

 AMOUNT OF THE TRANSACTIONS        RELATED COMMISSIONS
----------------------------   ---------------------------
          $1,442,763                       $2,340


The Adviser may use research and services provided to it by brokers and dealers in servicing all its clients, and not all such services will be used by the Adviser in connection with the Fund. Some of the Adviser's other clients have investment objectives and programs similar to those of the Fund. Occasionally, recommendations made to other clients may result in their purchasing or selling securities simultaneously with the Fund. Consequently, the demand for securities being purchased or the supply of securities being sold may increase, and this could have an adverse effect on the price of those securities. It is the policy of the Adviser not to favor one client over another in making recommendations or in placing orders. In the event of a simultaneous transaction, purchases or sales are averaged as to price, transaction costs are allocated between the Fund and other clients participating in the transaction on a pro rata basis and purchases and sales are normally allocated between the Fund and the other clients as to amount according to a formula determined prior to the execution of such transactions.

PORTFOLIO TURNOVER


Because of its longer-term investment philosophy, the Fund does not intend to engage in frequent trading tactics which could result in high turnover, less favorable tax consequences (i.e., a high proportion of short-term capital gains relative to long term capital gains) or increased trading and brokerage expenses paid by the Fund. The Fund anticipates that its annual portfolio turnover rate should not generally exceed 75%, although it is impossible to predict portfolio turnover rates. The Fund's portfolio turnover rate was 46% and 23% for the fiscal years ended December 31, 2003 and 2004, respectively.

                               GENERAL INFORMATION

SHARES OF BENEFICIAL INTEREST AND VOTING RIGHTS

The Trust's Agreement and Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest in various series or classes (subseries) with a par value of $0.01 per share. Each series, in effect, represents a separate mutual fund with its own investment objective and policies. The Board of Trustees has the power to designate additional series or classes of shares of beneficial interest and to classify or reclassify any unissued shares with respect to such series or classes.

The Trust's Agreement and Declaration of Trust gives shareholders the right to vote: (i) for the election or removal of Trustees; (ii) with respect to additional matters relating to the Trust as required by the Investment Company Act; and (iii) on such other matters as the Trustees consider necessary or desirable. The shares of the Fund when issued, will be fully paid and non-assessable and have no preference as to conversion, exchange, dividends, retirement or other features. In the event of a liquidation or dissolution of the Trust, shareholders of the Fund are entitled to receive the assets available for distribution belonging to the Fund. The shares of the Trust which the Trustees may, from time to time, establish, shall have no preemptive rights. The shares of the Trust have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of trustees can elect 100% of the trustees if they choose to do so. A shareholder is entitled to one vote for each full share held (and a fractional vote for each fractional share held), then standing in their name on the books of the Trust. On any matter submitted to a vote of shareholders, all shares of the Trust then issued and outstanding and entitled to vote on a matter shall vote without differentiation between separate series on a one-vote-per share basis. If a matter to be voted on does not affect the interests of all series of the Trust, then only the shareholders of the affected series shall be entitled to vote on the matter.

SHAREHOLDER MEETINGS

Pursuant to the Trust's Agreement and Declaration of Trust, the Trust does not intend to hold shareholder meetings except when required to elect Trustees, or with respect to additional matters relating to the Trust as required under the Investment Company Act.

                    PURCHASE, REDEMPTION & PRICING OF SHARES

PURCHASES

Under normal circumstances, you may purchase your shares at any time without a fee. A description of the manner in which the Fund's shares are offered to investors is set forth in the Prospectus.

CUSTOMER IDENTIFICATION PROGRAM. The Fund is required to comply with various federal anti-money laundering laws and regulations. Consequently, the Fund may be required to "freeze" the account of an investor if the investor appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Fund may be required to transfer the account or proceeds of the account to a government agency. The Fund may also be required to reject a purchase payment, block an investor's account and consequently refuse to implement requests for transfers, withdrawals, surrenders or death benefits.

The Fund's agent, PFPC, will obtain, verify and record identifying information, which may include the name, street address, social security or taxpayer identification number or other identifying information for each investor who opens an account. PFPC may also ask to see a shareholder's driver's license or other identifying documents. The Fund and its agent, PFPC, will not be responsible for any loss resulting from the investor's delay in providing all required identifying information or from closing an account and redeeming an investor's shares when an investor's identity cannot be verified.

REDEMPTIONS


Under normal circumstances, you may redeem your shares at any time without a fee. The redemption price will be based upon the net asset value per share next determined after receipt of the redemption request, provided it has been submitted in the manner described in the Prospectus. See "Shareholder Information" and "How to Redeem Shares" in the Prospectus. The redemption price may be more or less than your cost, depending upon the net asset value per share at the time of redemption.

Effective August 1, 2005, the Fund will charge a redemption fee of 2% on proceeds from shares redeemed within 90 days following their acquisition. The redemption fee will be calculated as a percentage of the net asset value of total redemption proceeds. The fee will be paid directly to the Fund and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the Fund.


The Fund has elected to be governed by Rule 18f-1 of the Investment Company Act under which the Fund is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of the Fund's net asset value during any 90-day period. Any redemption beyond this amount will also be in cash unless the Trustees determine that payments should be in-kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable.

Redemption in-kind is not as liquid as cash redemption. If redemption is made in-kind, shareholders receiving portfolio securities and selling them could receive less than the redemption value of their Fund shares and could incur certain transaction costs.

PRICING OF SHARES

The Fund determines its net asset value per share, normally as of the close of regular trading (usually 4:00 p.m., Eastern time) on the New York Stock Exchange on each Business Day, which is defined as each Monday through Friday when the New York Stock Exchange is open. Prices will be calculated earlier when the New York Stock Exchange closes early because trading has been halted for the day. Currently the New York Stock Exchange is closed on the observance of the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

An exchange-listed security is valued at its last sale price on that exchange on the day when the security is valued. In the absence of any sales on that day, the security is valued at the mean between the closing asked and bid quotations. An unlisted security that is quoted on the National Association of Securities Dealers' National Market System is valued at the official closing price reported on the National Market System on the day the security is valued. In the absence of any official closing price on that day, the security is valued at the mean between the closing asked and bid quotations. A security that is quoted on the NASDAQ Stock Market System, but that is not listed on the National Market System, is valued at the mean between the closing asked and bid quotations. An unlisted security that is not quoted on NASDAQ, and for which over-the-counter quotations are readily available is valued at the mean between the closing asked and bid quotations in the over-the-counter market. Where market quotations are readily available, portfolio securities are valued based upon market quotations, provided those quotations adequately reflect, in the judgment of the Trust, the fair value of the security. Where those market quotations are not readily available, securities are valued based upon appraisals received from a pricing service using a computerized matrix system or based upon appraisals derived from information concerning the security or similar securities received from recognized dealers in those securities. All other securities and other assets are valued at fair value as determined in good faith by or under the direction of the Board of Trustees. The amortized cost method of valuation generally is used to value debt obligations with 60 days or less remaining until maturity, unless the Board determines that this does not represent fair value.

Trading in foreign securities and on foreign securities exchanges and over-the-counter markets is normally completed well before the close of business on each Business Day. In addition, foreign securities trading generally or in a particular country or countries may not take place on all Business Days. If events materially affecting the value of such securities occur between the time when their price is determined and the time when the Fund's net asset value is calculated, such securities may be valued at fair value as determined in good faith by or under the direction of the Board of Directors.

RETIREMENT PLANS

The following is a description of certain types of retirement plans for which the Fund's shares may be used for investment:

INDIVIDUAL RETIREMENT ACCOUNTS ("IRAS")

Individual taxpayers and married couples who are not active participants in an employer maintained retirement plan and with adjusted gross incomes not in excess of certain specified limits are eligible to make deductible contributions to an IRA account (subject to certain dollar limitations). All individuals who have earned income may make nondeductible IRA contributions to the extent that they are not eligible for a deductible contribution. Income earned by an IRA account will not be currently taxed, but will be taxed upon distribution.

If you are entitled to receive an eligible rollover distribution from a qualified retirement plan, you may rollover all or part of that distribution into your IRA. Your rollover contribution is not subject to the limits on annual IRA contributions. You can continue to defer federal income taxes on your rollover contribution and on any income that is earned on that contribution.

Another option available to investors is a Roth IRA, which is available to individuals within specified income limits. A Roth IRA is treated as a traditional IRA with a few exceptions. The total yearly contributions to a Roth IRA and a traditional IRA cannot exceed specified limits. Unlike a traditional IRA, the contributions to a Roth IRA are not deductible. Instead, the advantages of a Roth IRA are back-loaded. The buildup within the account (e.g. interest and dividends), and the distribution of such buildup, is tax-free subject to certain limitations. Amounts in a traditional IRA may be rolled over into a Roth IRA subject to income and holding period limitations.

PFPC Trust Company makes available its services as an IRA custodian for each shareholder account that is established as an IRA. For these services, PFPC Trust Company receives an annual fee of $10.00 per account, which fee is paid directly to it by the IRA shareholder. If the fee is not paid by the date due, shares of the Fund owned in the IRA account will be redeemed automatically for purposes of making the payment.

401(K) PLANS AND OTHER DEFINED CONTRIBUTION PLANS

Profit sharing plans and money purchase pension plans (the "Defined Contribution Plans") are for use by both self-employed individuals (sole proprietorships and partnerships) and corporations that wish to use shares of the Fund as a funding medium for a retirement plan qualified under the Internal Revenue Code of 1986, as amended. Annual deductible contributions to the Defined Contribution Plans generally may be made on behalf of each participant.

403(B) RETIREMENT PLANS

The Fund's shares may be used by schools, hospitals, and certain other tax-exempt organizations or associations who wish to use shares of the Fund as a funding medium for a retirement plan for their employees. Contributions are made to the 403(b) Plan as a reduction to the employee's regular compensation. Such contributions, to the extent they do not exceed applicable limitations, are excludable from the gross income of the employee for federal income tax purposes. Assets withdrawn from the 403(b) Plan are subject to federal income tax.

In all these Plans, distributions of net investment income and capital gains will be automatically reinvested.

                                    TAXATION

The Fund is treated as a separate corporation for federal income tax purposes. The Fund intends to qualify each year as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code").

In order to so qualify, the Fund must, among other things (i) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale of securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (ii) distribute at least 90% of its dividends, interest and investment company taxable income (consisting generally of net investment income, net short-term capital gain and net gains from certain foreign currency transactions) and at least 90% of net tax exempt interest each year; and (iii) at the end of each fiscal quarter, maintain (a) at least 50% of the value of its total assets in cash, government securities, securities of other RICs, and other securities of issuers which represent, with respect to each issuer, no more than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) no more than 25% of its total assets invested in the securities (other than those of the government or other RICs) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades and businesses.

To the extent the Fund qualifies for treatment as a RIC, the Fund will not be subject to federal income tax on ordinary income and net capital gains paid to shareholders in the form of dividends or capital gains distributions. Shareholders will be advised annually as to the federal income tax consequences of distributions made during the year. The Fund has elected to be treated as a RIC under Subchapter M of the Code and intends to qualify as such for each future fiscal year. The Trustees reserve the right not to maintain the qualification of the Fund as a RIC if they determine such course of action to be beneficial to the shareholders. In such case, the Fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to the shareholders will be taxable as ordinary dividend income to the extent of the Fund's available earnings and profits or a return of capital to the extent not from earnings and profits and as capital gains to the extent the distribution exceeds a shareholder's basis in the shares. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before qualifying again for RIC treatment.

The Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all (98%) of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

The Fund will be taxed on the amount of its undistributed net capital gain over the amount of its deduction for dividends paid, determined with reference to capital gain dividends only. The Fund is permitted to elect to include all or a portion of such undistributed net capital gain in the income of its shareholders on the last day of its taxable year. In such case the shareholder is given credit for the tax that the RIC paid and is entitled to increase its basis by the difference between the amount of includable gain and tax deemed paid. The Fund will provide an information return to the shareholders describing the amount of long-term capital gains and tax paid by the Fund. Currently, an individual's maximum tax rate on long-term capital gains is 15% for individuals. A capital gain dividend is treated by the shareholders as a long-term capital gain regardless of how long the investor has owned shares of the Fund and is not eligible for the dividends received deduction for corporate shareholders.

Gains or losses on the sales of securities by the Fund will be long-term capital gains or losses if the securities have been held by the Fund for more than twelve months. Gains or losses on the sale of securities held for twelve months or less will be short-term capital gains or losses.

If the Fund is the holder of record of any stock on the record date for any dividends payable with respect to such stock, such dividends shall be included in the Fund's gross income as of the later of (a) the date such stock became ex-dividend with respect to such dividends (i.e., the date on which a buyer of the stock would not be entitled to receive the declared, but unpaid, dividends) or (b) the date the Fund acquired such stock. Accordingly, in order to satisfy the income distribution requirements, the Fund may be required to pay dividends based on anticipated earnings, and shareholders may receive dividends in an earlier year than would otherwise be the case.



FOREIGN WITHHOLDING TAXES

Income received by the Fund from investments in foreign securities may be subject to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Additionally, many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. It is impossible to determine the rate of foreign tax in advance since the amount of the Fund's assets to be invested in various countries is not known.



DISTRIBUTIONS

Distributions of investment company taxable income (which include the excess of net short-term capital gains over long-term capital losses, but not the excess of net long-term capital gains over net short-term capital losses and certain other adjustments) are taxable to a shareholder as ordinary income, whether paid in cash or reinvested in additional shares. If such distribution to shareholders is in excess of its current and accumulated earnings and profits in any taxable year, the excess distribution will be treated by each shareholder as a return of capital to the extent of the shareholder's tax basis and thereafter as capital gain.

Commencing in 2003, The Jobs and Growth Tax Relief Reconciliation Act of 2003 (the "2003 Tax Act") changed the tax rate for certain "qualified dividend income" received by non-corporate shareholders to the capital gain tax rate (reduced to 15% and 5% for years beginning January 1, 2003 and ending before January 1, 2008) instead of the maximum tax rate for ordinary income. Qualified dividends are generally dividends received from domestic corporations and, in certain limited instances, foreign corporations. Qualified dividend income passed through from an RIC is subject to additional limitations before being eligible to be taxed at the capital gain rate. After 2008, the maximum income tax rate for qualified dividend income will revert to the ordinary income tax rates. The Fund intends to identify qualified dividends that will be taxed at capital gain rates for non-corporate shareholders. Dividends paid by the Fund to corporate shareholders will generally qualify for the 70% deduction available for dividends received by corporations to the extent (1) the Fund's income consists of qualified dividends received from U.S. corporations, and (2) certain income and other deductible limitations imposed on the corporation. Distributions of net capital gains (which consist of the excess of net long-term capital gains over net short-term capital losses), if any, are taxable as long-term capital gains, whether paid in cash or in shares, regardless of how long the shareholder has held the Fund's shares, and are not eligible for the dividends received deduction. Shareholders receiving distributions in the form of newly issued shares will have a basis in such shares of the Fund equal to the fair market value of such shares on the distribution date.


A distribution will be treated as paid during the calendar year if it is paid during the calendar year or declared by the Fund in October, November or December of the year, payable to shareholders of record as of a specified date in such a month and actually paid by the Fund during January of the following year. Any such distributions paid during January of the following year will be deemed to be paid and received on December 31 of the year the distributions are declared. The price of shares purchased just prior to a distribution by the Fund may reflect the amount of the forthcoming distribution. Those purchasing at that time will receive a distribution that represents a return of investment, but that will nevertheless be taxable to them.

SALES OF SHARES

Upon a sale of his or her shares, a shareholder will realize a taxable gain or loss depending upon his or her basis in the shares. The gain or loss will be treated as a long-term capital gain or loss if the shares have been held for more than one year. Any loss realized on a sale of shares will be disallowed to the extent the shares are purchased within a period of 61 days beginning 30 days before and ending 30 days after the shares are bought or sold. In such case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the sale of the Fund's shares held by the shareholder for six months or less on which the shareholder receives a capital gain dividend or an exempt interest dividend will be treated for tax purposes as a long-term capital loss to the extent of any long-term capital gains or exempt interest dividends received by the shareholder with respect to such shares. However, capital losses are deductible only against capital gains except for individuals, who may deduct up to $3,000 of ordinary income.

BACKUP WITHHOLDING

The Fund will be required in certain cases to withhold at the applicable withholding rate and remit to the U.S. Treasury, the withheld amount of taxable dividends paid to any shareholder who (1) fails to provide a correct Social Security or taxpayer identification number certified under penalty of perjury;
(2) is subject to withholding by the Internal Revenue Service for failure to properly report all payments of interest or dividends; (3) fails to provide a certified statement that he or she is not subject to "backup withholding;" or
(4) fails to provide a certified statement that he or she is a U.S. person (including a U.S. resident alien). Backup withholding is not an additional tax and any amounts withheld may be credited against the shareholder's ultimate U.S. tax liability.

The Fund will provide an information return to shareholders describing the federal tax status of the dividends paid by the Fund during the preceding year within 60 days after the end of each year as required by present tax law. Individual shareholders will receive Form 1099-DIV and Form 1099-B as required by present tax law during January of each year. If the Fund makes a distribution after the close of its fiscal year which is attributable to income or gains earned in such earlier fiscal year, then the Fund shall send a notice to its shareholders describing the amount and character of such distribution within 60 days after the close of the year in which the distribution is made.

Shareholders should consult their tax advisers concerning the state or local taxation of such dividends, and the federal, state and local taxation of capital gains distributions.

The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury regulations currently in effect and is not to be relied upon as tax advice. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative action at any time, and retroactively.

This summary does not address or analyze any potential foreign, state or local tax consequences of an investment in the Fund and all income derived from an investment in the Fund may be subject to state and local taxes which are not discussed herein. State and local tax laws may differ from the federal laws in the treatment of specific items of income, gain, loss deduction and credit. Shareholders are urged to consult their tax advisers regarding specific questions about federal, state, local or foreign taxes.



                              FINANCIAL STATEMENTS


The audited financial statements and the financial highlights for the Fund for the fiscal year ended December 31, 2004, as set forth in the Trust's annual report to shareholders, and the report thereon of ________________, the Trust's independent auditors, also appearing in the Trust's annual report, are incorporated herein by reference, and legally considered a part of this SAI.

                                   APPENDIX A

Description of Corporate Bond Ratings

Moody's

Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger.

A - Bonds rated A possess many favorable investment attributes and are considered upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds rated Baa are considered medium grade obligations. They are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds rated Ba are judged to have predominantly speculative elements and their future cannot be considered well assured. Often the protection of interest and principal payments is very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond ratings. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

S&P

AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA - Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong and, in the majority of instances, differ from AAA issues only in small degree.

A - Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB, B, CCC, CC - Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

                                   APPENDIX B

                       PROXY VOTING POLICY AND PROCEDURES
                       ----------------------------------

      The Board of Trustees of Kalmar Pooled Investment Trust (the "Trust") hereby adopts the following policy and procedures with respect to voting proxies relating to portfolio securities held by the Trust's investment portfolio ("Fund"):

POLICY

      It is the policy of the Board of Trustees (the "Board") to delegate the responsibility for voting proxies relating to portfolio securities held by the Fund to the Fund's investment adviser (the "Adviser") as a part of the Adviser's general management of the Fund, subject to the Board's continuing oversight. The voting of proxies is an integral part of the investment management services that the Adviser provides pursuant to the advisory contract.

      The Adviser may, but is not required to, delegate the responsibility for voting proxies relating to portfolio securities held by the Fund to a sub-adviser ("Sub-Adviser") retained to provide investment advisory services, if applicable. If such responsibility is delegated to a Sub-Adviser, then the Sub-Adviser shall assume the fiduciary duty and reporting responsibilities of the Adviser under these policy guidelines.

FIDUCIARY DUTY

      The right to vote a proxy with respect to portfolio securities held by the Fund is an asset of the applicable Trust. The Adviser, to which authority to vote on behalf of the Fund is delegated, acts as a fiduciary of the Fund and must vote proxies in a manner consistent with the best interest of the Fund and its shareholders.

PROCEDURES

      The   following  are  the   procedures   adopted  by  the  Board  for  the
administration of this policy:

      A. Review of Adviser Proxy Voting Procedures. The Adviser with authority to vote proxies on behalf of the Fund shall present to the Board its policies, procedures and other guidelines for voting proxies at least annually, and must notify the Board promptly of material changes to any of these policies and procedures.

      B. Voting Record Reporting. No less than annually, the Adviser shall report to the Board a record of each proxy voted with respect to portfolio securities of the Fund during the year. With respect to those proxies that the Adviser has identified as involving a conflict of interest, the Adviser shall submit a separate report indicating the nature of the conflict of interest and how that conflict was resolved with respect to the voting of the proxy.

REVOCATION

      The delegation by the Board of the authority to vote proxies relating to portfolio securities of the Fund is entirely voluntary and may be revoked by the Board, in whole or in part, at any time.

ANNUAL FILING

      The Trust shall file an annual report of each proxy voted with respect to portfolio securities of its Fund during the twelve-month period ended June 30 on Form N-PX not later than August 31 of each year, beginning in the year 2004.

DISCLOSURES

      The Trust shall include in its registration statement:

      A description of this policy and of the policies and procedures used by the Adviser to determine how to vote proxies relating to portfolio securities; and

      A statement disclosing that information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling the Trust's toll-free telephone number and on the SEC website.

      The Trust shall include in its Annual and Semi-Annual Reports to shareholders:

      A statement disclosing that a description of the policies and procedures used by or on behalf of the Trust to determine how to vote proxies relating to portfolio securities of the Fund is available without charge, upon request, by calling the Trust's toll-free telephone number and on the SEC website.

      A statement disclosing that information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling the Trust's toll-free telephone number and on the SEC website.

REVIEW OF POLICY.

      At least annually, the Board shall review this Policy to determine its sufficiency and shall make and approve any changes that it deems necessary from time to time.

                           Kalmar Investment Advisers

                                  Proxy Voting
                              Policy and Procedures

                                     PURPOSE

The purpose of these Proxy Voting Policies and Procedures is to memorialize the procedures and policies adopted by Kalmar Investment Advisers (the "Adviser") to enable it to comply with its responsibilities and the requirements of Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended ("Advisers Act"). According to the Advisers Act, the Adviser has a fiduciary duty to act in the best long-term interest of its clients. An Adviser is a fiduciary that owes each of its clients the duty of care and loyalty with respect to all service undertaken on the clients' behalf including proxy voting.

                                     POLICY

Kalmar Investment Advisers acts as discretionary investment adviser for The Kalmar "Growth-with-Value" Small Cap Fund, an investment company registered under the Investment Company Act of 1940, as amended. The Adviser's authority to vote proxies or act on other shareholder actions is established under the delegation of discretionary authority under its investment advisory contract. Therefore, the Adviser will vote all proxies, received in sufficient time, prior to their deadlines, as part of its discretionary authority over Fund assets in accordance with these Proxy Voting Policies and Procedures.

                                   PROCEDURES

A Proxy Voting Committee has been created whose job it is to oversee all decisions relating to proxy voting, proxy voting guidelines, conflicts of interest, record keeping and disclosure and to assure that proxies are voted accordingly.

The Proxy Voting Committee (the "Committee") after considering the proxy voting requirements pertaining to Kalmar Investment Advisers, especially the new SEC mandated reporting requirements, has elected to continue and expand Kalmar Investment Advisers' relationship with Institutional Shareholder Services ("ISS"), a nationally known shareholder services, proxy research, and proxy voting provider. ISS has provided proxy voting services to the Kalmar Fund since its inception and a summary of their Proxy Voting Guidelines as considered and approved by the Proxy Voting Committee follows (See Appendix "A"). Importantly, however, Kalmar Investment Advisers retains the on-going right to override ISS proxy votes that it does not believe are in the best interest of the Fund's Shareholders. Internally, a member of the Advisers' investment team serves as the ISS proxy voting watchdog, reviewing ISS proxy research and recommendations, in particular those to vote contrary to management's recommendation. Under that circumstance the ISS research and recommendation is forwarded to Kalmar's portfolio manager or research analyst most familiar with the company in question. After email communication with Kalmar's investment team on the voting issue in question, and once a voting decision has been reached, then voting instructions are transmitted to ISS and the watchdog prints and stores paperwork memorializing the decision and it is retained in the Company's files.

The Adviser will fulfill its duty of care in monitoring corporate actions and voting client proxies by regular and continual review, in a deliberate and informed manner, of the ISS proxy voting guidelines and override them as it deems necessary.

                                    CONFLICTS

Conflicts of interest will be identified, monitored and resolved by joint effort of the Proxy Committee and the investment team watchdog. A review of potential conflicts will include the completion of an annual conflicts questionnaire by the Adviser's key employees. The Proxy Committee will review the questionnaires. Regular disclosure attested to by the investment team members and senior officers will identify any conflict with companies owned on a quarterly basis. These procedures combined with the utilization of ISS proxy voting guidelines, diminishes the likelihood of material conflicts of interest.

                                 RECORD KEEPING

The Adviser will maintain for the time periods set forth: (A) these proxy voting procedures and policies and amendments thereto; (B) all proxy statements received regarding securities held by the Fund; (C) a record of votes cast on behalf of the Fund's shareholders; (D) records of shareholder requests for proxy voting information; (E) all documentation that was material to making a proxy voting decision or that memorialized the basis for the decision.

                                   DISCLOSURES

The "Fund" must disclose in its Statement of Additional Information ("SAI") the policies and procedures that it uses in deciding how to vote proxies. The SAI must disclose that the Fund's actual proxy voting record for the most recent 12-month period ending June 30 is available. These disclosures must be provided in Fund filings made on or after July 1, 2003. Beginning in 2004 the Fund will be required to file annually Form N-PX which will contain the Fund's complete proxy voting record. This filing must be made by August 31 for the 12-month period ending June 30. The Fund's actual voting record will be available to shareholders upon request and by accessing the Fund's website. In addition, the Fund's actual proxy voting record will be available on the SEC's website. In response to a telephone request, the Fund will honor the request within three business days via first class mail. The Fund's Semi Annual and Annual Shareholder Reports must disclose that a description of the Fund's proxy voting procedures is available in the same manner, as stated above.

                           ISS PROXY VOTING GUIDELINES
                                     SUMMARY

The following is a concise summary of ISS's proxy voting policy guidelines.

1.    AUDITORS

      o Vote FOR proposals to ratify auditors, unless any of the following apply:

            o An auditor has a financial interest in or association with the company, and is therefore not independent

            o     Fees for non-audit services are excessive, or

            o There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position

2.    BOARD OF DIRECTORS

VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS

      o Votes on director nominees should be made on a CASE-BY-CASE basis, examining the following factors: independence of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance, responsiveness to shareholder proposals, any egregious board actions, and any excessive non-audit fees or other potential auditor conflicts.

CLASSIFICATION/DECLASSIFICATION OF THE BOARD

      o Vote AGAINST proposals to classify the board.

      o Vote FOR proposals to repeal classified boards and to elect all directors annually.

INDEPENDENT CHAIRMAN (SEPARATE CHAIRMAN/CEO)

      o Vote on a CASE-BY-CASE basis shareholder proposals requiring that the positions of chairman and CEO be held separately. Because some companies have governance structures in place that counterbalance a combined position, certain factors should be taken into account in determining whether the proposal warrants support. These factors include the presence of a lead director, board and committee independence, governance guidelines, company performance, and annual review by outside directors of CEO pay.

MAJORITY OF INDEPENDENT DIRECTORS/ESTABLISHMENT OF COMMITTEES

      o Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by ISS's definition of independence.

      o Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.

3.    SHAREHOLDER RIGHTS

SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT

      o Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

      o Vote FOR proposals to allow or make easier shareholder action by written consent.

SHAREHOLDER ABILITY TO CALL SPECIAL MEETINGS

      o Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

      o Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

SUPERMAJORITY VOTE REQUIREMENTS

      o Vote AGAINST proposals to require a supermajority shareholder vote.

      o Vote FOR proposals to lower supermajority vote requirements.

CUMULATIVE VOTING

      o Vote AGAINST proposals to eliminate cumulative voting.

      o Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company's other governance provisions.

CONFIDENTIAL VOTING

      o Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived.

      o Vote FOR management proposals to adopt confidential voting.

4.    PROXY CONTESTS

VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS

      o Votes in a contested election of directors must be evaluated on a CASE-BYCASE basis, considering the factors that include the long-term financial performance, management's track record, qualifications of director nominees (both slates), and an evaluation of what each side is offering shareholders.

REIMBURSING PROXY SOLICITATION EXPENSES

      o Vote CASE-BY-CASE. Where ISS recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

5.    POISON PILLS

      o Vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification. Review on a CASE-BY-CASE basis shareholder proposals to redeem a company's poison pill and management proposals to ratify a poison pill.

6.    MERGERS AND CORPORATE RESTRUCTURINGS

      o Vote CASE-BY-CASE on mergers and corporate restructurings based on such features as the fairness opinion, pricing, strategic rationale, and the negotiating process.

7.    REINCORPORATION PROPOSALS

      o Proposals to change a company's state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws. Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

8.    CAPITAL STRUCTURE

COMMON STOCK AUTHORIZATION

      o Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by ISS.

      o Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.

      o Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

DUAL-CLASS STOCK

      o Vote AGAINST proposals to create a new class of common stock with superior voting rights.

      o Vote FOR proposals to create a new class of nonvoting or subvoting common stock if:

            o It is intended for financing purposes with minimal or no dilution to current shareholders

            o It is not designed to preserve the voting power of an insider or significant shareholder

9.    EXECUTIVE AND DIRECTOR COMPENSATION

      o Votes with respect to compensation plans should be determined on a CASE-BYCASE basis. Our methodology for reviewing compensation plans primarily focuses on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders instead of simply focusing on voting power dilution). Using the expanded compensation data disclosed under the SEC's rules, ISS will value every award type. ISS will include in its analyses an estimated dollar cost for the proposed plan and all continuing plans. This cost, dilution to shareholders' equity, will also be expressed as a percentage figure for the transfer of shareholder wealth, and will be considered along with dilution to voting power. Once ISS determines the estimated cost of the plan, we compare it to a company specific dilution cap.

      o Vote AGAINST equity plans that explicitly permit repricing or where the company has a history of repricing without shareholder approval.

MANAGEMENT PROPOSALS SEEKING APPROVAL TO REPRICE OPTIONS

      o Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:

            o Historic trading patterns

            o Rationale for the repricing

            o Value-for-value exchange

            o Option vesting

            o Term of the option

            o Exercise price

            o Participation

EMPLOYEE STOCK PURCHASE PLANS

      o Votes on employee stock purchase plans should be determined on a CASE-BYCASE basis.

      o Vote FOR employee stock purchase plans where all of the following apply:

            o Purchase price is at least 85 percent of fair market value

            o Offering period is 27 months or less, and

            o Potential voting power dilution (VPD) is ten percent or less.

      o Vote AGAINST employee stock purchase plans where any of the opposite conditions obtain.

SHAREHOLDER PROPOSALS ON COMPENSATION

      o Vote  on a  CASE-BY-CASE  basis  for  all  other  shareholder  proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

10.   SOCIAL AND ENVIRONMENTAL ISSUES

      o These issues cover a wide range of topics, including consumer and public safety, environment and energy, general corporate issues, labor standards and human rights, military business, and workplace diversity.

      o In general, vote CASE-BY-CASE. While a wide variety of factors goes into each analysis, the overall principal guiding all vote recommendations focuses on how the proposal will enhance the economic value of the company.

INVESTMENT ADVISER
Kalmar Investment Advisers
Barley Mill House
3701 Kennett Pike
Wilmington, DE 19807

DISTRIBUTOR
PFPC Distributors, Inc.
760 Moore Road
King of Prussia, PA  19406

SHAREHOLDER SERVICES
PFPC Inc.
P.O. Box 9831
Providence, RI  02940

CUSTODIAN
PFPC Trust Company
The Eastwick Center
8800 Tinicum Boulevard
Philadelphia, PA  19153

LEGAL COUNSEL
Pepper Hamilton LLP
3000 Two Logan Square
18th & Arch Streets
Philadelphia, PA  19103-2799


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
[__________]

                         KALMAR POOLED INVESTMENT TRUST
                                    FORM N-1A
                           PART C - OTHER INFORMATION

ITEM 23.

(a) Restated Agreement and Declaration of Trust is incorporated by reference to Exhibit (a) to Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission via EDGAR on April 26, 2002.

(b)   By-Laws of the  Registrant are  incorporated  by reference to Exhibit 2 to
      Registrant's   Registration   Statement  on  Form  N-1A,  filed  with  the
      Securities and Exchange Commission via EDGAR on October 7, 1996.

(c) Reference is hereby made to Article V of the Trust's Amended Agreement and Declaration of Trust (Exhibit (a)), Article II and Article VII Section 6 of the Trust's By-laws (Exhibit (b)) for a description of the instruments defining rights of shareholders.

(d) Investment Advisory Agreement dated January 31, 1997 between the Registrant and Kalmar Investment Advisers is incorporated by reference to
      Exhibit 5(a) to Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission via EDGAR on October 7, 1996.

(e) Distribution Agreement dated January 2, 2001 between the Registrant and PFPC Distributors, Inc. on behalf of the Small Cap Fund is incorporated by reference to Exhibit (e) to Post-Effective Amendment No. 5 to Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission via EDGAR on April 25, 2001.

(f)   Not Applicable.

(g)   Custodian  Agreement  dated May 1, 2000  between the  Registrant  and PFPC
      Trust Company is incorporated by reference to Exhibit (g) to Post-Effective Amendment No. 5 to Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission via EDGAR on April 25, 2001.

(h)   Other Material Contracts

      (1) Administration and Accounting Services Agreement dated May 1, 2000 between the Registrant and PFPC Inc. is incorporated by reference to Exhibit (h)(1) to Post-Effective Amendment No. 5 to Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission via EDGAR on April 25, 2001.

      (2) Transfer Agency Services Agreement dated May 1, 2000 between the Registrant and PFPC Inc. is incorporated by reference to Exhibit
            (h)(2) to Post-Effective Amendment No. 5 to Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission via EDGAR on April 25, 2001.

      (3) Amendment dated July 24, 2002 to Transfer Agency Services Agreement dated May 1, 2000 is incorporated by reference to Exhibit (h)(3) to Post-Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission via EDGAR on February 27, 2003.

      (4) Amendment dated October 30, 2003 to Transfer Agency Services Agreement dated May 1, 2000 is filed herewith.

(i) Reference is hereby made to Exhibit 10 to Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission via EDGAR on December 16, 1996.


(j)   To be filed by amendment.


(k)   Not Applicable.

(l)   Investment  Letter dated December 10, 1996 is incorporated by reference to
      Exhibit 13 to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission via EDGAR on December 16, 1996.

(m)   Not Applicable.

(n)   Not Applicable.

(p) Code of Ethics of the Registrant and the Adviser is incorporated by reference to Exhibit (p) to Post-Effective Amendment No. 5 to Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission via EDGAR on April 25, 2001.

(q) Power of Attorney is incorporated by reference to Exhibit (q) to Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission via EDGAR on April 26, 2002.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

            Registrant is not controlled by or under common control with any person.

ITEM 25. INDEMNIFICATION

            Under the terms of the Delaware Statutory Trust Act and the Registrant's Amended Agreement and Declaration of Trust (the "Declaration of Trust") and By-Laws, no officer or trustee of the Fund shall have any liability to the Trust or its shareholders, except to the extent such limitation of liability is precluded by Delaware law, the Agreement and Declaration of Trust, or the By-Laws.

            Subject to the standards and restrictions set forth in the Trust's Declaration of Trust, the Delaware Statutory Trust Act, section 3817, permits a statutory trust to indemnify and hold harmless any trustee, beneficial owner, or other person from and against any and all claims and demands whatsoever. Section 3803 protects a trustee, when acting in such capacity, from personal liability to any person other than the statutory trust or a beneficial owner for any act, omission, or obligation of the statutory trust or any trustee thereof, except as otherwise provided in the Declaration of Trust.

            The Declaration of Trust provides that the Trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent, employee, manager or principal underwriter of the Fund, nor shall any Trustee be responsible for the act or omission of any other Trustee. Subject to the provisions of the By-Laws, the Trust, out of its assets, may indemnify and hold harmless each and every Trustee and officer of the Trust from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to such Trustees' performance of his or her duties as a Trustee or officer of the Trust; provided that nothing in the Declaration of Trust shall indemnify, hold harmless or protect any Trustee or officer from or against any liability to the Trust or any shareholder to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

            The By-Laws provide indemnification for each Trustee and officer who was or is a party or is threatened to be made a party to any proceeding, by reason of service in such capacity, to the fullest extent, if it is determined that the Trustee or officer acted in good faith and reasonably believed: (a) in the case of conduct in his official capacity as an agent of the Trust, that his conduct was in the Trust's best interests; (b) in all other cases, that his conduct was at least not opposed to the Trust's best interests; and
            (c) in the case of a criminal proceeding, that he had no reasonable cause to believe the conduct of that person was unlawful. However, there shall be no right to indemnification for any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the Trustee's or officer's office with the Trust. Further, no indemnification shall be made:

            (a) In respect of any proceeding as to which any Trustee or officer shall have been adjudged to be liable on the basis that personal benefit was improperly received by him, whether or not the benefit resulted from an action taken in the person's official capacity; or

            (b) In respect of any proceeding as to which any Trustee or officer shall have been adjudged to be liable in the performance of that person's duty to the Trust, unless and only to the extent that the court in which that action was brought shall determine upon application that in view of all the relevant circumstances of the case, that person is fairly and reasonably entitled to indemnity for the expenses which the court shall determine; however, in such case, indemnification with respect to any proceeding by or in the right of the Trust or in which liability shall have been adjudged by reason of the disabling conduct set forth in the preceding paragraph shall be limited to expenses; or

            (c) Of amounts paid in settling or otherwise disposing of a proceeding, with or without court approval, or of expenses incurred in defending a proceeding which is settled or otherwise disposed of without court approval, unless the required court approval set forth in the By-Laws is obtained.

            In any event, the Trust shall indemnify each officer and Trustee against expenses actually and reasonably incurred in connection with the successful defense of any proceeding to which each such officer or Trustee is a party by reason of service in such capacity, provided that the Board of Trustees, including a majority who are disinterested, non-party trustees, also determines that such officer or Trustee was not liable by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of his or her duties of office. The Trust shall advance to each officer and Trustee who is made a party to a proceeding by reason of service in such capacity the expenses incurred by such person in connection therewith, if: (a) the officer or Trustee affirms in writing that his good faith belief that he has met the standard of conduct necessary for indemnification, and gives a written undertaking to repay the amount of advance if it is ultimately determined that he has not met those requirements; and (b) a determination that the facts then known to those making the determination would not preclude indemnification.

            The Trustees and officers of the Trust are entitled and empowered under the Declaration of Trust and By-Laws, to the fullest extent permitted by law, to purchase errors and omissions liability insurance with assets of the Trust, whether or not the Trust would have the power to indemnify him against such liability under the Declaration of Trust or By-Laws.

            The Trust is a party to a distribution agreement with PFPC Distributors, Inc. (the "Distributor"). Paragraph 11 of the agreement provides that in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its duties under the agreement, the Distributor, and each of its directors and officers and each person who controls the Distributor, will be indemnified and held harmless by the Trust against any loss, liability, claim, damages or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damages, or expense and reasonable counsel fees incurred in connection therewith) arising by reason of any person acquiring shares in the Fund.

            Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to Trustees, officers, the underwriter or control persons of the Registrant pursuant to the foregoing provisions, the Registrant has been informed that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, underwriter or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer, underwriter or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

      KALMAR  INVESTMENT   ADVISERS:
      The sole business activity of Kalmar Investment Advisers, Barley Mill House, 3701 Kennett Pike, Wilmington, Delaware 19807 (the "Adviser") is to serve as an investment adviser. The Adviser is registered under the Investment Adviser's Act of 1940. Information as to the officers of the Adviser is as follows:

      NAME AND POSITION WITH THE ADVISER       OTHER COMPANY               POSITION WITH OTHER COMPANY
      ----------------------------------       -------------               ---------------------------
      Ford B. Draper, Jr.                      Kalmar Investments Inc.     Director, President and Chief
        Director, Chairman and President                                   Investment Officer

      Brian D. Draper                          Kalmar Investments Inc.     Director and Vice President
        Director and Vice President

      Verna E. Knowles                         Kalmar Investments Inc.     Secretary, Treasurer, Compliance
        Director and Treasurer                                             Officer and Administration Director

      Marjorie L. McMenamin                    Kalmar Investments Inc.     Secretary, Operations Director
        Secretary and Compliance Officer                                   and Compliance Officer

      Kimberly R. Portmann                     Kalmar Investments Inc.     Chief Compliance Officer
        Chief Compliance Officer


ITEM 27. PRINCIPAL UNDERWRITER

(a) PFPC Distributors, Inc. (the "Distributor") acts as principal underwriter for the following other investment companies:


                     AB Funds Trust
                     AFBA 5 Star Funds, Inc.
                     Atlantic Whitehall Funds Trust
                     ASA Debt Arbitrage Fund
                     ASA Hedged Equity Fund
                     ASA Managed Futures Fund
                     ASA Market Neutral Equity Fund
                     Forward Funds, Inc
                     Highland Floating Rate Fund
                     Highland Floating Rate Advantage Fund
                     Highland Industrial Floating Rate Income Fund Harris Insight Funds Trust
                     Hillview Investment Trust II
                     Matthews Asian Funds
                     Metropolitan West Funds
                     The RBB Fund, Inc.
                     RS Investment Trust
                     Stratton Growth Fund, Inc.
                     Stratton Monthly Dividend REIT Shares, Inc.
                     The Stratton Funds, Inc.
                     Van Wagoner Funds, Inc.
                     Weiss, Peck & Greer Funds Trust
                     Weiss, Peck & Greer International Fund
                     Wilshire Mutual Funds, Inc.
                     Wilshire Variable Insurance Trust
                     WPG Large Cap Growth Fund
                     WPG Tudor Fund


      Distributed by BlackRock Distributors, Inc., a wholly owned subsidiary of PFPC Distributors, Inc.:


                     BlackRock Provident Institutional Funds
                     BlackRock Funds, Inc.
                     BlackRock Bond Allocation Target Shares
                     International Dollar Reserve Fund I, Ltd.


      Distributed by Northern Funds Distributors, LLC, a wholly owned subsidiary of PFPC Distributors, Inc.:

                     Northern Funds Trust
                     Northern Institutional Funds Trust

      Distributed by ABN AMRO Distribution Services (USA), Inc., a wholly owned subsidiary of PFPC Distributors, Inc.:

                     ABN AMRO Funds

      The Distributor is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. The Distributor is located at 760 Moore Road, King of Prussia, Pennsylvania 19406.

(b) The following is a list of the executive officers, directors, and partners of the Distributor:


           NAME                         POSITION AND OFFICES WITH DISTRIBUTOR
           Brian Burns                  Chief Executive Officer and President
           Timothy Mahoney              Senior Vice President
           Bruno DiStefano              Vice President
           Susan K. Moscaritolo         Vice President
           Christopher S. Conner        Vice President and Anti-Money Laundering Officer
           Craig Stokarski              Treasurer and Financial and Operations Principal
           Rita G. Adler                Chief Compliance Officer
           Christine A. Ritch           Chief Legal Officer, Assistant Secretary and Assistant Clerk
           Douglas D. Castagna          Controller and Assistant Treasurer
           Bradley A. Stearns           Assistant Secretary and Assistant Clerk
           Linda A. Toepel              Assistant Secretary and Assistant Clerk
           Julie Bartos                 Assistant Secretary and Assistant Clerk


None of the above listed officers, directors and partners of the Distributor holds any position with the Fund.

(c)   Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

      Each account, book or other document required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the Rules (17 CFR 270-31a-1 to 31a-3) promulgated thereunder, is maintained by the Registrant at Barley Mill House, 3701 Kennett Pike, Wilmington, Delaware 19807, except for those maintained by the Registrant's administrator, transfer agent, dividend paying agent and accounting services agent, PFPC Inc., which are held at 103 Bellevue Parkway, Wilmington, Delaware 19809 and the Registrant's Custodian Bank, PFPC Trust Co., which are held at 8800 Tinicum Blvd., 5th floor, Philadelphia, Pennsylvania 19153.

ITEM 29. MANAGEMENT SERVICES.

      There are no management related service contracts not discussed in Part A or Part B.

ITEM 30. UNDERTAKINGS.

      Not applicable.

                                   SIGNATURES


      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 10 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Wilmington, and State of Delaware on the 28th day of February 2005.


                                           KALMAR POOLED INVESTMENT TRUST
                                           ------------------------------
                                           Registrant

                                           By:
                                               ---------------------------------
                                           Ford B. Draper, Jr.
                                           President

      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.



                                        Trustee, Chairman and President            February 28, 2005
---------------------------------
Ford B. Draper, Jr.


WENDELL FENTON*                         Trustee                                    February 28, 2005
---------------------------------
Wendell Fenton


NICHOLAS A. GIORDANO*                   Trustee                                    February 28, 2005
---------------------------------
Nicholas A. Giordano


DAVID M. REESE, JR.*                    Trustee                                    February 28, 2005
---------------------------------
David M. Reese, Jr.


DAVID D. WAKEFIELD*                     Trustee                                    February 28, 2005
---------------------------------
David D. Wakefield


                                        Treasurer and Chief Financial Officer      February 28, 2005
---------------------------------
Verna Knowles



*By:
     ----------------------------
     Ford B. Draper, Jr.
     Attorney-in-Fact

                                   SIGNATURES


      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 10 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Wilmington, and State of Delaware on the 28th day of February 2005.


                                           KALMAR POOLED INVESTMENT TRUST
                                           ------------------------------
                                           Registrant

                                           By: /S/ FORD B. DRAPER, JR.
                                               ---------------------------------
                                           Ford B. Draper, Jr.
                                           President

      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.



/s/ FORD B. DRAPER, JR.                 Trustee, Chairman and President            February 28, 2005
---------------------------------
Ford B. Draper, Jr.


/s/ WENDELL FENTON                      Trustee                                    February 28, 2005
---------------------------------
Wendell Fenton*


/s/ NICHOLAS A. GIORDANO                Trustee                                    February 28, 2005
---------------------------------
Nicholas A. Giordano*


/s/ DAVID M. REESE, JR.                 Trustee                                    February 28, 2005
---------------------------------
David M. Reese, Jr.*


/s/ DAVID D. WAKEFIELD                  Trustee                                    February 28, 2005
---------------------------------
David D. Wakefield*


/s/ VERNA KNOWLES                       Treasurer and Chief Financial Officer      February 28, 2005
---------------------------------
Verna Knowles



*By: /s/ FORD B. DRAPER, JR.
     ----------------------------
     Ford B. Draper, Jr.
     Attorney-in-Fact